UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04782

HSBC FUNDS
(Exact name of registrant as specified in charter)

452 Fifth Avenue, New York, NY 10018
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Item 1. Schedule of Investments.

HSBC GROWTH FUND

Schedule of Portfolio Investments — as of July 31, 2014 (Unaudited)

	Shares	Value ($)
Affiliated Portfolio — 100.1%
HSBC Growth Portfolio		75,490,344
TOTAL INVESTMENT SECURITIES - 100.1%		75,490,344

Percentages indicated are based on net assets of $75,441,693.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GROWTH PORTFOLIO
Schedule of Portfolio Investments — as of July 31, 2014 (Unaudited)

	Shares	Value ($)
Common Stocks — 99.0%
Aerospace & Defense — 2.9%
Honeywell International, Inc.	12,800	1,175,424
Precision Castparts Corp.	5,200	1,189,760
		2,365,184
Airlines — 1.1%
Delta Air Lines, Inc.	24,600	921,516

Auto Components — 1.1%
BorgWarner, Inc.	14,700	915,075

Automobiles — 0.3%
Tesla Motors, Inc. (a)	1,085	242,281

Biotechnology — 9.3%
Alexion Pharmaceuticals, Inc. (a)	7,200	1,144,728
Amgen, Inc.	7,300	929,947
Biogen Idec, Inc. (a)	4,925	1,646,871
Celgene Corp. (a)	26,900	2,344,335
Gilead Sciences, Inc. (a)	15,975	1,462,511
		7,528,392
Capital Markets — 4.2%
BlackRock, Inc.	4,500	1,371,285
Morgan Stanley	34,200	1,106,028
The Charles Schwab Corp.	32,500	901,875
		3,379,188
Chemicals — 3.6%
Ecolab, Inc.	8,050	873,667
Monsanto Co.	18,350	2,075,201
		2,948,868
Consumer Finance — 1.2%
American Express Co.	11,000	968,000

Energy Equipment & Services — 2.3%
Halliburton Co.	6,600	455,334
Schlumberger Ltd.	13,300	1,441,587
		1,896,921
Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	8,225	966,767
CVS Caremark Corp.	11,850	904,866
		1,871,633
Health Care Providers & Services — 2.5%
McKesson Corp.	5,970	1,145,404
UnitedHealth Group, Inc.	10,700	867,235
		2,012,639
Health Care Technology — 1.7%
Cerner Corp. (a)	16,300	899,760
IMS Health Holdings, Inc. (a)	18,100	472,410
		1,372,170
Hotels, Restaurants & Leisure — 6.6%
Chipotle Mexican Grill, Inc. (a)	1,420	954,950
Hilton Worldwide Holdings, Inc. (a)	41,000	992,610
MGM Resorts International (a)	30,700	823,988
Starbucks Corp.	25,275	1,963,362
Wynn Resorts Ltd.	2,950	628,940
		5,363,850
Industrial Conglomerates — 1.9%
Danaher Corp.	21,200	1,566,256

Internet & Catalog Retail — 4.8%
Amazon.com, Inc. (a)	3,050	954,620
The Priceline Group, Inc. (a)	1,975	2,453,838
TripAdvisor, Inc. (a)	5,500	521,620
		3,930,078
Internet Software & Services — 11.3%
Baidu, Inc., ADR (a)	9,900	2,138,895
Costar Group, Inc. (a)	2,700	388,071
Facebook, Inc., Class A (a)	27,750	2,016,037
Google, Inc., Class A (a)	3,125	1,811,094
Google, Inc. (a)	3,130	1,789,108
Twitter, Inc. (a)	23,500	1,061,965
		9,205,170
IT Services — 6.4%
Cognizant Technology Solutions Corp.,
Class A (a)	18,850	924,593
MasterCard, Inc., Class A	19,850	1,471,877
Visa, Inc., Class A	13,500	2,848,634
		5,245,104
Media — 4.9%
CBS Outdoor Americas, Inc.	22,200	739,038
Liberty Global plc, Class C (a)	33,150	1,325,668
The Walt Disney Co.	13,100	1,125,028
Twenty-First Century Fox, Inc., Class A	25,750	815,760
		4,005,494
Oil, Gas & Consumable Fuels — 2.8%
Concho Resources, Inc. (a)	10,250	1,443,200
Pioneer Natural Resources Co.	3,750	830,475
		2,273,675
Pharmaceuticals — 2.8%
AbbVie, Inc.	28,000	1,465,520
Zoetis, Inc.	24,150	794,777
		2,260,297
Professional Services — 1.2%
Nielsen NV	21,600	995,976

Real Estate Investment Trusts (REITs) — 2.1%
American Tower Corp.	18,100	1,708,459

Road & Rail — 4.2%
Union Pacific Corp.	34,600	3,401,526

Semiconductors & Semiconductor Equipment — 2.2%
Applied Materials, Inc.	40,300	844,688
ARM Holdings plc ADR	22,000	940,720
		1,785,408
Software — 5.3%
Fireeye, Inc. (a)	15,650	555,575
Microsoft Corp.	12,450	537,342
Salesforce.com, Inc. (a)	28,900	1,567,825
ServiceNow, Inc. (a)	12,000	705,600
Workday, Inc., Class A (a)	11,700	980,928
		4,347,270
Specialty Retail — 1.0%
Ulta Salon, Cosmetics & Fragrance,
Inc. (a)	8,900	821,737

Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	35,100	3,354,507

Textiles, Apparel & Luxury Goods — 3.2%
Michael Kors Holdings Ltd. (a)	11,225	914,613
NIKE, Inc., Class B	16,475	1,270,717
Under Armour, Inc. (a)	5,900	393,825
		2,579,155

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

	Shares	Value ($)
Common Stocks, continued
Wireless Telecommunication Services — 1.7%
SBA Communications Corp., Class A (a)	12,600	1,347,318

TOTAL COMMON STOCKS
(COST $60,503,584)		80,613,147

Investment Companies — 0.9%
Northern Institutional Diversified Assets
Portfolio, Institutional Shares,
0.01% (b)	731,940	731,940
TOTAL INVESTMENT COMPANIES
(Cost $731,940)		731,940

TOTAL INVESTMENT SECURITIES
(Cost $61,235,524) — 99.9%		81,345,087

____________________
Percentages indicated are based on net assets of $81,415,280.

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2014.

ADR -	American Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC OPPORTUNITY FUND
Schedule of Portfolio Investments — as of July 31, 2014 (Unaudited)

	Shares	Value ($)
Affiliated Portfolio — 100.1%
HSBC Opportunity Portfolio		16,868,741
TOTAL INVESTMENT SECURITIES - 100.1%		16,868,741

Percentages indicated are based on net assets of $16,854,942.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC OPPORTUNITY PORTFOLIO
Schedule of Portfolio Investments — as of July 31, 2014 (Unaudited)

	Shares	Value ($)
Common Stocks — 97.2%
Aerospace & Defense — 2.2%
BE Aerospace, Inc. (a)	28,000	2,383,920
TransDigm Group, Inc.	13,385	2,247,609
		4,631,529
Banks — 1.7%
First Republic Bank	74,470	3,479,238

Biotechnology — 5.4%
ACADIA Pharmaceuticals, Inc. (a)	82,530	1,672,883
Aegerion Pharmaceuticals, Inc. (a)	90,600	3,045,066
Cubist Pharmaceuticals, Inc. (a)	77,310	4,708,179
Medivation, Inc. (a)	26,220	1,946,311
		11,372,439
Capital Markets — 1.6%
Raymond James Financial, Inc.	65,840	3,354,548

Chemicals — 9.4%
Axiall Corp.	35,670	1,527,746
Cytec Industries, Inc.	30,040	3,029,534
Huntsman Corp.	130,030	3,387,282
PolyOne Corp.	85,890	3,259,526
Rockwood Holdings, Inc.	43,650	3,445,731
RPM, Inc.	70,640	3,120,875
The Scotts Miracle-Gro Co.	38,080	2,025,856
		19,796,550
Communications Equipment — 3.3%
Aruba Networks, Inc. (a)	122,870	2,194,458
Juniper Networks, Inc. (a)	89,410	2,104,711
Palo Alto Networks, Inc. (a)	34,180	2,763,795
		7,062,964
Construction Materials — 2.6%
Eagle Materials, Inc.	34,390	3,123,300
Martin Marietta Materials, Inc.	18,935	2,352,295
		5,475,595
Containers & Packaging — 2.4%
Crown Holdings, Inc. (a)	29,440	1,370,432
Packaging Corp. of America	55,390	3,664,602
		5,035,034
Diversified Consumer Services — 2.0%
Nord Anglia Education, Inc. (a)	41,310	776,628
Service Corp. International	159,750	3,354,750
		4,131,378
Electrical Equipment — 1.5%
Hubbell, Inc., Class B	26,510	3,100,079

Electronic Equipment, Instruments & Components — 1.1%
Ingram Micro, Inc. (a)	78,680	2,258,116

Energy Equipment & Services — 1.4%
Rowan Cos. plc, Class A	98,880	3,017,818

Health Care Equipment & Supplies — 4.4%
Align Technology, Inc. (a)	49,100	2,661,711
IDEXX Laboratories, Inc. (a)	3,820	475,514
Spectranetics Corp. (a)	98,580	2,528,577
Wright Medical Group, Inc. (a)	119,490	3,682,681
		9,348,483
Health Care Providers & Services — 4.9%
Brookdale Senior Living, Inc. (a)	80,240	2,780,316
Community Health Systems, Inc. (a)	94,180	4,492,386
MWI Veterinary Supply, Inc. (a)	22,000	3,107,720
		10,380,422
Health Care Technology — 1.6%

Allscripts Healthcare Solutions, Inc. (a)	211,560	3,368,035

Household Durables — 4.3%
Harman International Industries, Inc.	26,130	2,836,412
Jarden Corp. (a)	63,685	3,559,991
Tempur Sealy International, Inc. (a)	47,570	2,602,555
		8,998,958
Insurance — 1.2%
Genworth Financial, Inc., Class A (a)	191,730	2,511,663

Internet Software & Services — 1.0%
Pandora Media, Inc. (a)	87,820	2,206,038

IT Services — 4.0%
FleetCor Technologies, Inc. (a)	17,415	2,312,538
Total System Services, Inc.	78,420	2,509,440
VeriFone Systems, Inc. (a)	105,240	3,526,592
		8,348,570
Life Sciences Tools & Services — 2.7%
Covance, Inc. (a)	29,620	2,485,710
Mettler-Toledo International, Inc. (a)	12,640	3,250,250
		5,735,960
Machinery — 3.9%
Lincoln Electric Holdings, Inc.	33,530	2,227,733
The Timken Co.	79,400	3,517,420
WABCO Holdings, Inc. (a)	24,840	2,421,403
		8,166,556
Media — 1.0%
Nexstar Broadcasting Group, Inc.,
Class A	43,930	2,046,699

Metals & Mining — 0.8%
TimkenSteel Corp. (a)	39,700	1,727,347

Oil, Gas & Consumable Fuels — 5.9%
CONSOL Energy, Inc.	96,840	3,759,329
Denbury Resources, Inc.	162,680	2,757,426
Tesoro Corp.	95,920	5,902,918
		12,419,673
Pharmaceuticals — 2.6%
Jazz Pharmaceuticals plc (a)	28,335	3,959,250
Salix Pharmaceuticals Ltd. (a)	12,140	1,601,387
		5,560,637
Professional Services — 3.0%
IHS, Inc., Class A (a)	25,950	3,409,052
Robert Half International, Inc.	60,920	2,963,758
		6,372,810
Real Estate Investment Trusts (REITs) — 1.4%
Starwood Property Trust, Inc.	122,680	2,895,248

Real Estate Management & Development — 1.8%
Jones Lang LaSalle, Inc.	30,260	3,743,162

Road & Rail — 2.4%
Genesee & Wyoming, Inc. (a)	50,320	5,018,414

Semiconductors & Semiconductor Equipment — 0.6%
NXP Semiconductors NV (a)	2,720	169,592
Skyworks Solutions, Inc.	23,250	1,180,170
		1,349,762
Software — 4.8%
Concur Technologies, Inc. (a)	23,730	2,205,941

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

	Shares	Value ($)
Common Stocks, continued
Software, continued
Infoblox, Inc. (a)	44,950	544,794
Informatica Corp. (a)	49,300	1,563,796
QLIK Technologies, Inc. (a)	92,160	2,438,554
ServiceNow, Inc. (a)	57,920	3,405,695
		10,158,780
Specialized Finance — 1.2%
CBOE Holdings, Inc.	51,720	2,506,868

Specialty Retail — 6.4%
Asbury Automotive Group, Inc. (a)	31,040	2,096,131
Signet Jewelers Ltd.	31,820	3,238,958
Ulta Salon, Cosmetics & Fragrance,
Inc. (a)	26,880	2,481,830
Urban Outfitters, Inc. (a)	90,510	3,233,923
Williams-Sonoma, Inc.	35,664	2,391,984
		13,442,826
Trading Companies & Distributors — 2.8%
United Rentals, Inc. (a)	33,120	3,507,408
WESCO International, Inc. (a)	31,040	2,436,330
		5,943,738
TOTAL COMMON STOCKS
(COST $172,975,771)		204,965,937

Investment Companies — 4.5%
Northern Institutional Government
Select Portfolio, Institutional
Shares, 0.01% (b)	9,574,055	9,574,055
TOTAL INVESTMENT COMPANIES
(Cost $9,574,055)		9,574,055

TOTAL INVESTMENT SECURITIES
(Cost $182,549,826) — 101.7%		214,539,992

____________________
Percentages indicated are based on net assets of $210,919,282.

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2014.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC PRIME MONEY MARKET FUND

Schedule of Portfolio Investments — as of July 31, 2014 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
Certificates of Deposit — 45.2%
Banking — 45.2%
Agricultural Bank of China, N.Y.,
0.24%, 8/4/14	20,000,000	20,000,000
Agricultural Bank of China, N.Y.,
0.24%, 8/5/14	35,000,000	35,000,000
Bank of China, N.Y., 0.22%,
8/4/14	70,000,000	70,000,000
Bank of Montreal Chicago,
0.17%, 10/17/14	70,000,000	70,000,000
Bank of Montreal Chicago,
0.20%, 12/5/14	25,000,000	25,000,000
Bank of Nova Scotia Houston,
0.27%, 1/16/15 (a)	50,000,000	50,000,000
Bank of Nova Scotia Houston,
0.24%, 5/12/15 (a)	35,000,000	35,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.20%, 8/6/14	24,700,000	24,700,343
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.19%, 8/18/14	19,850,000	19,850,187
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.18%, 10/1/14	60,000,000	60,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.22%, 10/23/14	27,000,000	27,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.24%, 11/7/14	25,000,000	25,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.33%, 5/7/15	25,000,000	25,000,000
BNP Paribas, 0.46%,
4/14/15 (a)	50,000,000	50,000,000
Canadian Imperial Bank Comm,
N.Y., 0.21%, 8/8/14 (a)	16,000,000	16,000,232
China Construction Bank Corp.,
N.Y., 0.22%, 8/1/14	75,000,000	75,000,000
China Construction Bank Corp.,
N.Y., 0.22%, 8/5/14	40,000,000	40,000,000
China Construction Bank Corp.,
N.Y., 0.22%, 8/6/14	60,000,000	60,000,000
China Construction Bank Corp.,
N.Y., 0.33%, 8/14/14	45,000,000	45,000,000
Credit Suisse, N.Y., 0.19%,
8/6/14	50,000,000	50,000,000
Industrial & Commercial Bank of
China, N.Y., 0.56%, 8/4/14	40,000,000	40,000,000
Industrial & Commercial Bank of
China, N.Y., 0.23%, 8/5/14	156,000,000	156,000,000
Kookmin Bank, N.Y., 0.26%,
9/4/14	40,000,000	40,000,000
Kookmin Bank, N.Y., 0.26%,
10/7/14	25,000,000	25,000,000
Korea Development Bank, N.Y.,
0.22%, 8/21/14	15,000,000	15,000,000
Mizuho Bank Ltd., N.Y., 0.20%,
8/20/14	12,700,000	12,699,999
Mizuho Bank Ltd., N.Y., 0.20%,
9/10/14	50,000,000	50,000,000
National Bank Canada, N.Y.,
0.23%, 12/20/14 (a)	50,000,000	50,000,000
Nordea Bank Finland, N.Y.,
0.21%, 9/18/14	50,000,000	50,000,990
Norinchukin Bank, N.Y., 0.14%,
8/1/14	90,000,000	90,000,000
Norinchukin Bank, N.Y., 0.10%,
8/7/14	140,000,000	140,000,000
Oversea-Chinese Banking Corp.
Ltd., 0.25%, 11/10/14	19,000,000	19,000,000
Rabobank USA Finance Corp.,
0.22%, 10/7/14	50,000,000	50,000,000
Rabobank USA Finance Corp.,
0.28%, 3/24/15 (a)	35,000,000	35,000,000
Rabobank USA Finance Corp.,
0.27%, 7/7/15 (a)	30,000,000	30,000,000
Royal Bank of Canada, N.Y.,
0.26%, 1/13/15 (a)	50,000,000	50,000,000
Royal Bank of Canada, N.Y.,
0.26%, 2/4/15 (a)	25,000,000	25,000,000
Royal Bank of Canada, N.Y.,
0.32%, 8/4/15 (a)	15,500,000	15,500,000
Shinhan Bank, N.Y., 0.34%,
8/7/14	50,000,000	50,000,000
Shinhan Bank, N.Y., 0.34%,
10/9/14	25,000,000	25,000,000
Skandinav Enskilda Bank, N.Y.,
0.16%, 8/1/14	50,000,000	50,000,000
Societe' Generale, N.Y., 0.28%,
10/31/14 (a)	80,000,000	80,000,000
State Street Bank & TR, 0.20%,
12/8/14	90,000,000	90,000,000
Sumitomo Mitsui Bank, N.Y.,
0.25%, 9/8/14	50,000,000	50,001,572
Svenska Handelsbanken, N.Y.,
0.21%, 9/8/14	20,000,000	20,000,000
Svenska Handelsbanken, N.Y.,
0.18%, 9/8/14	25,000,000	25,000,130
Svenska Handelsbanken, N.Y.,
0.22%, 1/16/15	50,000,000	50,001,161
Toronto Dominion Bank, N.Y.,
0.22%, 11/18/14 (a)	55,000,000	55,000,000
Toronto Dominion Bank, N.Y.,
0.21%, 1/16/15	40,000,000	40,001,854
		2,250,756,468

TOTAL CERTIFICATES OF DEPOSIT
(COST $2,250,756,468)		2,250,756,468
Commercial Paper and Notes — 27.5%
Banking — 17.5%
ANZ New Zealand International
Ltd., 0.24%, 7/22/15 (b)	20,000,000	20,000,000
Australia & New Zealand
Banking Group Ltd., 0.33%,
8/18/15 (a)(b)	25,000,000	25,000,000
Bank of China (Hong Kong)
Ltd., 0.30%, 8/4/14 (b)(c)	40,000,000	39,999,000
Commonwealth Bank of
Australia, N.Y., 0.23%,
9/11/14 (a)(b)	40,000,000	40,000,000
Commonwealth Bank of
Australia, N.Y., 0.24%,
7/1/15 (a)(b)	40,000,000	40,000,000
Credit Suisse, N.Y., 0.26%,
8/11/14 (c)	20,000,000	19,998,556

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC PRIME MONEY MARKET FUND

Schedule of Portfolio Investments — as of July 31, 2014 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
Commercial Paper and Notes, continued
Banking, continued
Credit Suisse, N.Y., 0.21%,
8/19/14 (c)	25,000,000	24,997,375
Credit Suisse, N.Y., 0.28%,
11/7/14 (c)	50,000,000	49,961,889
Credit Suisse, N.Y., 0.35%,
12/19/14 (c)	25,000,000	24,965,972
DBS Bank Ltd., 0.23%,
9/2/14 (b)(c)	25,000,000	24,994,889
DBS Bank Ltd., 0.21%,
11/25/14 (b)(c)	44,000,000	43,970,227
DnB NOR Bank ASA, N.Y.,
0.22%, 8/4/14 (b)(c)	20,000,000	19,999,633
DnB NOR Bank ASA, N.Y.,
0.24%, 9/9/14 (b)(c)	25,000,000	24,993,636
Kookmin Bank, N.Y., 0.25%,
8/7/14 (b)(c)	30,000,000	29,998,750
Korea Development Bank, N.Y.,
0.28%, 11/24/14 (c)	30,000,000	29,973,167
Manhattan Asset Funding Co.,
0.18%, 8/20/14 (b)(c)	22,000,000	21,997,968
Mitsubishi UFJ Trust & Bank,
N.Y., 0.20%, 8/13/14 (b)(c)	14,300,000	14,299,047
Mizuho Funding LLC, 0.20%,
10/17/14 (b)(c)	30,000,000	29,987,167
National Australia Funding
Delaware, Inc., 0.22%,
3/11/15 (a)(b)	50,000,000	49,998,788
Nordea Bank AB, 0.18%,
11/6/14 (b)(c)	51,000,000	50,975,265
Nordea Bank AB, 0.22%,
11/19/14 (b)(c)	35,000,000	34,976,472
Oversea-Chinese Banking Corp.
Ltd., 0.19%, 10/1/14 (c)	70,000,000	69,977,465
Sumitomo Mitsui Bank, N.Y.,
0.21%, 8/5/14 (b)(c)	23,000,000	22,999,463
United Overseas Bank Ltd.,
0.16%, 9/15/14 (b)(c)	48,700,000	48,690,260
United Overseas Bank Ltd.,
0.21%, 9/23/14 (b)(c)	40,000,000	39,987,633
Westpac Securities NZ Ltd.,
0.17%, 9/15/14 (b)(c)	30,000,000	29,993,625
		872,736,247
Diversified — 2.0%
Caisse des Depots et
Consignations, 0.35%,
8/29/14 (b)(c)	30,000,000	29,991,833
Caisse des Depots et
Consignations, 0.21%,
2/17/15 (b)(c)	49,000,000	48,942,833
Erste Abwicklungsanstalt,
0.15%, 10/1/14 (b)(c)	20,000,000	19,994,917
		98,929,583
Finance — 8.0%
Antalis US Funding Corp.,
0.21%, 8/19/14 (b)(c)	15,000,000	14,998,425
Antalis US Funding Corp.,
0.21%, 8/25/14 (b)(c)	10,000,000	9,998,600
ASB Finance Ltd., 0.26%,
9/2/14 (a)(b)	25,000,000	25,000,000
Caisse Centrale Desjardins du
Quebec, 0.13%, 8/1/14 (b)(c)	50,000,000	50,000,000
Collateralized CP II Co. LLC,
0.25%, 10/28/14 (b)(c)	40,000,000	39,975,556
Fortis Funding LLC, 0.09%,
8/1/14 (b)(c)	175,000,000	174,999,999
Nieuw Amsterdam Receivables,
0.17%, 8/20/14 (b)(c)	20,000,000	19,998,206
Old Line Funding LLC, 0.22%,
12/22/14 (b)(c)	10,000,000	9,991,261
Toyota Credit Canada, 0.23%,
1/12/15 (c)	29,000,000	28,969,615
Toyota Motor Credit Corp.,
0.26%, 8/8/14 (c)	25,000,000	24,998,736
		398,930,398

TOTAL COMMERCIAL PAPER AND NOTES
(COST $1,370,596,228)		1,370,596,228
Corporate Obligations — 4.4%
Banking — 2.9%
JPMorgan Chase Bank N.A.,
0.38%, 8/18/15 (a)	25,000,000	25,000,000
JPMorgan Chase Bank N.A.,
0.42%, 12/21/14 (a)	20,000,000	20,000,000
Wells Fargo Bank N.A., 0.28%,
8/10/15 (a)	40,000,000	40,000,000
Wells Fargo Bank N.A., 0.32%,
8/14/15, MTN (a)	60,000,000	60,000,000
		145,000,000
Finance — 1.3%
General Electric Capital Corp.,
3.75%, 11/14/14	4,000,000	4,040,675
MetLife Global Funding I,
2.00%, 1/9/15 (b)	8,000,000	8,060,505
MetLife Institutional Funding,
0.60%, 1/6/15 (a)(b)	34,400,000	34,456,065
Toyota Motor Credit Corp.,
1.00%, 2/17/15, MTN	19,136,000	19,211,940
		65,769,185
Household Products — 0.2%
The Procter & Gamble Co.,
0.70%, 8/15/14	7,250,000	7,251,195

TOTAL CORPORATE OBLIGATIONS
(Cost $218,020,380)		218,020,380
Yankee Dollars — 3.2%
Banking — 1.9%
Westpac Banking Corp., 0.40%,
7/31/15 (a)	35,000,000	35,000,000
Westpac Banking Corp., 1.38%,
7/17/15 (b)	58,715,000	59,288,529
		94,288,529
Banks — 0.3%
Nordea Bank AB, 2.25%,
3/20/15 (b)	12,185,000	12,335,637

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC PRIME MONEY MARKET FUND

Schedule of Portfolio Investments — as of July 31, 2014 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
Yankee Dollars, continued
Commercial Banks — 1.0%
Commonwealth Bank of
Australia, N.Y., 1.95%, 3/16/15	50,090,000	50,590,210

TOTAL YANKEE DOLLARS (Cost $157,214,376)		157,214,376
U.S. Treasury Obligations — 3.5%
U.S. Treasury Notes — 3.5%
0.25%, 7/15/15	25,000,000	25,022,424
2.38%, 8/31/14	50,000,000	50,090,040
2.38%, 9/30/14	100,000,000	100,361,135
		175,473,599

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $175,473,599)		175,473,599
Time Deposits — 16.0%
Abbey National Treasury
Services, 0.08%, 8/1/14	100,000,000	100,000,000
Credit Agricole CIB, N.Y.,
0.07%, 8/1/14	240,000,000	240,000,000
Natixis, 0.08%, 8/1/14	230,000,000	230,000,000
National Bank of Kuwait, 0.10%,
8/1/14	50,000,000	50,000,000
Nordea Bank AB, 0.05%,
8/1/14	75,000,000	75,000,000
Svenska Handelsbanken, N.Y.,
0.06%, 8/1/14	100,000,000	100,000,000

TOTAL TIME DEPOSITS
(Cost $795,000,000)		795,000,000
TOTAL INVESTMENT SECURITIES
(Cost $4,967,061,051) — 99.8%		4,967,061,051

Percentages indicated are based on net assets of $4,976,243,115.
(a)

Variable rate security. The rate presented represents the rate in effect on July 31, 2014. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

(b)

Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(c)	Rate presented represents the effective yield at time of purchase.
MTN	Medium Term Note
LLC	Limited Liability Company

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments — as of July 31, 2014 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
U.S. Government and Government Agency Obligations — 50.6%
Federal Farm Credit Bank — 8.9%
0.08%, 11/7/14 (a)	42,000,000	41,990,853
0.10%, 10/24/14 (b)	18,000,000	17,999,786
0.10%, 6/16/15 (b)	150,000,000	149,993,361
0.10%, 1/8/16 (b)	100,000,000	99,978,684
0.11%, 5/26/15 (b)	50,000,000	50,000,000
0.13%, 5/11/15 (a)	50,000,000	49,948,903
0.16%, 2/27/15 (b)	3,695,000	3,695,645
0.20%, 7/24/15 (b)	22,150,000	22,164,748
		435,771,980
Federal Home Loan Bank — 15.2%
0.06%, 8/27/14 (a)	124,950,000	124,944,586
0.06%, 8/1/14 (a)	248,000,000	248,000,000
0.07%, 8/15/14 (a)	150,000,000	149,995,917
0.07%, 9/22/14 (a)	100,000,000	99,989,889
0.09%, 9/2/14 (b)	15,000,000	14,999,934
0.10%, 11/21/14 (b)	58,300,000	58,301,061
0.21%, 2/27/15	40,000,000	40,000,000
2.75%, 12/12/14	6,125,000	6,183,478
		742,414,865
Federal Home Loan Mortgage Corp. — 15.5%
0.07%, 9/3/14 (a)	100,000,000	99,994,042
0.08%, 11/21/14 (a)	100,000,000	99,975,111
0.08%, 11/26/14 (a)	62,800,000	62,783,672
0.10%, 9/5/14 (a)	50,000,000	49,995,139
0.13%, 10/16/15 (b)	210,000,000	210,009,298
0.14%, 6/26/15 (b)	150,000,000	150,055,825
0.15%, 11/25/15 (b)	75,000,000	75,000,000
1.00%, 8/27/14	10,000,000	10,006,440
		757,819,527
Federal National Mortgage Association — 11.0%
0.05%, 9/8/14 (a)	100,000,000	99,994,194
0.06%, 8/18/14 (a)	32,400,000	32,399,082
0.06%, 9/22/14 (a)	87,380,000	87,372,427
0.06%, 11/14/14 (a)	150,000,000	149,973,750
0.07%, 10/27/14 (a)	100,000,000	99,983,083
0.36%, 1/27/15 (b)	3,065,000	3,068,421
0.47%, 11/21/14 (b)	6,000,000	6,006,521
0.63%, 10/30/14	31,573,000	31,609,121
0.75%, 12/19/14	17,700,000	17,743,673
0.88%, 8/28/14	7,500,000	7,503,888
		535,654,160

TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS
(Cost $2,471,660,532)		2,471,660,532
U.S. Treasury Obligations — 7.8%
U.S. Treasury Notes — 7.8%
2.38%, 9/30/14	250,000,000	250,899,898
4.25%, 11/15/14	50,000,000	50,592,354
0.38%, 11/15/14	45,000,000	45,029,018
2.38%, 2/28/15	35,000,000	35,451,973
		381,973,243

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $381,973,243)		381,973,243
Repurchase Agreements — 38.8%
BNP Paribas, 0.09%, 8/1/14,
Purchased on 07/31/2014,
0.09%, due on 8/1/14 with
a maturity value of
$400,001,000,
collateralized by various
U.S. Government and
Government Agency
Obligations, 2.00%-7.00%,
10/1/17-7/1/44, fair value
$408,000,000	400,000,000	400,000,000
Citigroup Global Markets,
0.09%, 8/1/14, Purchased
on 07/31/2014, 0.09%, due
on 8/1/14 with a maturity
value of $100,000,250,
collateralized by various
U.S. Treasury Obligations,
3.00%-8.00%, 11/15/21-
11/15/28, fair value
$102,000,088	100,000,000	100,000,000
Deutsche Bank, 0.10%, 8/1/14,
Purchased on 07/31/2014,
0.10%, due on 8/1/14 with
a maturity value of
$400,001,111,
collateralized by various
U.S. Treasury Obligations,
3.00%-4.50%, 9/15/42-
2/20/44, fair value
$408,000,001	400,000,000	400,000,000
Goldman Sachs, 0.06%, 8/6/14,
Purchased on 07/31/2014,
0.06%, due on 8/6/14 with
a maturity value of
$200,002,000,
collateralized by various
U.S. Government and
Government Agency
Obligations, 2.14%-5.50%,
5/1/24-2/1/44, fair value
$204,000,000	200,000,000	200,000,000

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments — as of July 31, 2014 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
Repurchase Agreements, continued
Goldman Sachs, 0.08%, 8/1/14,
Purchased on 07/31/2014,
0.08%, due on 8/1/14 with
a maturity value of
$100,000,222,
collateralized by various
U.S. Government and
Government Agency
Obligations, 3.00%-5.45%,
8/1/33-11/1/43, fair value
$102,000,000	100,000,000	100,000,000
Societe Generale, 0.07%,
8/1/14, Purchased on
07/31/2014, 0.07%, due on
8/1/14 with a maturity value
of $300,000,583,
collateralized by various
U.S. Treasury Obligations,
0.00%-10.63%, 8/31/14-
11/15/42, fair value
$306,000,000	300,000,000	300,000,000
Societe Generale, 0.05%,
8/6/14, Purchased on
07/31/2014, 0.05%, due on
8/6/14 with a maturity value
of $200,001,667,
collateralized by various
U.S. Treasury Obligations,
0.00%-3.88%, 12/18/14-
4/15/29, fair value
$204,000,087	200,000,000	200,000,000
Toronto Dominion Bank, 0.08%,
8/1/14, Purchased on
07/31/2014, 0.08%, due on
8/1/14 with a maturity value
of $200,000,444,
collateralized by various
U.S. Government Agency
and U.S. Treasury
Obligations, 0.13%-4.00%,
3/31/15-7/1/44, fair value
$204,000,004	200,000,000	200,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,900,000,000)		1,900,000,000
TOTAL INVESTMENT SECURITIES
(Cost $4,753,633,775) — 97.2%		4,753,633,775

Percentages indicated are based on net assets of $4,890,547,520.
(a)	Discount note. Rate presented represents the effective yield at time of purchase.
(b)

Variable rate security. The rate presented represents the rate in effect on July 31, 2014. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC U.S. TREASURY MONEY MARKET FUND

Schedule of Portfolio Investments — as of July 31, 2014 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
U.S. Treasury Obligations — 97.5%
U.S. Treasury Bills — 24.9%
0.02%, 8/7/14 (a)	247,000,000	246,999,177
0.03%, 8/21/14 (a)	50,000,000	49,999,237
0.03%, 8/28/14 (a)	175,000,000	174,995,988
		471,994,402
U.S. Treasury Notes — 72.6%
0.07%, 1/31/16 (b)	155,000,000	154,966,084
0.10%, 7/31/16 (b)	50,000,000	49,997,974
0.25%, 8/31/14	298,000,000	298,045,181
0.25%, 11/30/14	75,000,000	75,048,011
0.25%, 7/15/15	25,000,000	25,022,424
0.38%, 6/15/15	55,000,000	55,120,030
0.50%, 8/15/14	275,000,000	275,047,853
2.38%, 8/31/14	25,000,000	25,045,052
2.38%, 9/30/14	100,000,000	100,376,046
4.25%, 8/15/14	300,000,000	300,485,438
4.25%, 11/15/14	15,000,000	15,176,458
		1,374,330,551

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,846,324,953)		1,846,324,953
TOTAL INVESTMENT SECURITIES
(Cost $1,846,324,953) — 97.5%		1,846,324,953

Percentages indicated are based on net assets of $1,893,422,051.
(a)	Discount note. Rate presented represents the effective yield at time of purchase.
(b)

Variable rate security. The rate presented represents the rate in effect on July 31, 2014. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC AGGRESSIVE STRATEGY FUND

Schedule of Portfolio Investments — as of July 31, 2014 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies — 1.6%
HSBC Emerging Markets Debt Fund,
Class I Shares	13,199	139,382
HSBC Prime Money Market Fund,
Class I Shares, 0.06% (a)	150,915	150,916

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $284,872)		290,298
Affiliated Portfolios — 11.5%
HSBC Growth Portfolio		1,364,281
HSBC Opportunity Portfolio		740,118

TOTAL AFFILIATED PORTFOLIOS		2,104,399
Unaffiliated Investment Companies — 44.0%
AMG Trilogy Emerging Markets Equity
Fund, Institutional Shares	134,452	1,245,021
Artisan Value Fund, Investor Shares	62,827	915,387
Brookfield Global Listed Real Estate
Fund, Institutional Shares	9,335	127,614
Brown Advisory Growth Equity Fund,
Institutional Shares	48,366	913,142
Columbia High Yield Bond Fund,
Class Z Shares	247,765	740,817
CRM Small/Mid Cap Value Fund,
Institutional Shares	40,381	734,133
Delaware Emerging Markets Fund,
Institutional Shares	59,048	1,029,798
JPMorgan Equity Income Fund,
Select Shares	100,250	1,352,374
JPMorgan High Yield Fund,
Select Shares	91,049	730,210
Metropolitan West Total Return Bond,
Institutional Shares	13,686	147,948
Principal Global Real Estate Securities
Fund, Institutional Shares	13,476	121,956

TOTAL UNAFFILIATED INVESTMENT COMPANIES
(COST $7,036,907)		8,058,400
Exchange Traded Funds — 43.0%
iShares MSCI EAFE Index Fund	35,737	2,379,727
iShares MSCI Emerging Markets Index
Fund	5,818	254,945
PowerShares Global Listed Private
Equity Portfolio ETF	62,707	736,180
SPDR S&P 500 ETF Trust	23,365	4,511,548

TOTAL EXCHANGE TRADED FUNDS
(COST $6,508,936)		7,882,400
TOTAL INVESTMENT SECURITIES — 100.1%		18,335,497

Percentages indicated are based on net assets of $18,316,295.
(a)	The rate represents the annualized one-day yield that was in effect on July 31, 2014.
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC BALANCED STRATEGY FUND

Schedule of Portfolio Investments — as of July 31, 2014 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies — 11.1%
HSBC Emerging Markets Debt Fund,
Class I Shares	344,939	3,642,555
HSBC Emerging Markets Local Debt
Fund, Class I Shares	84,916	757,453
HSBC Prime Money Market Fund,
Class I Shares, 0.06% (a)	971,965	971,965

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $5,392,403)		5,371,973
Affiliated Portfolios — 8.2%
HSBC Growth Portfolio		2,581,285
HSBC Opportunity Portfolio		1,405,820

TOTAL AFFILIATED PORTFOLIOS		3,987,105
Unaffiliated Investment Companies — 48.3%
AMG Trilogy Emerging Markets
Equity Fund, Institutional
Shares	180,363	1,670,161
Artisan Value Fund, Investor Shares	119,357	1,739,035
Brookfield Global Listed Real Estate
Fund, Institutional Shares	73,442	1,003,957
Brown Advisory Growth Equity Fund,
Institutional Shares	92,605	1,748,390
Columbia High Yield Bond Fund,
Class Z Shares	1,145,693	3,425,623
CRM Small/Mid Cap Value Fund,
Institutional Shares	76,333	1,387,733
Delaware Emerging Markets Fund,
Institutional Shares	79,655	1,389,191
Janus Flexible Bond Fund,
Institutional Shares	36,806	389,044
JPMorgan Equity Income Fund,
Select Shares	190,601	2,571,207
JPMorgan High Yield Fund, Select
Shares	424,922	3,407,877
Lord Abbett Core Fixed Income Fund,
Institutional Shares	47,676	523,963
Metropolitan West Total Return Bond,
Institutional Shares	35,693	385,840
PIMCO Commodity RealReturn
Strategy Fund, Institutional
Shares	255,879	1,466,188
PIMCO Total Return Fund,
Institutional Shares	65,370	711,885
Principal Global Real Estate
Securities Fund, Institutional
Shares	110,034	995,811
T. Rowe Price New Income Fund,
Retail Shares	56,148	535,090

TOTAL UNAFFILIATED INVESTMENT COMPANIES
(COST $21,877,036)		23,350,995
Exchange Traded Funds — 32.3%
iShares iBoxx $ Investment Grade
Corporate Bond	5,034	596,781
iShares MSCI EAFE Index Fund	68,858	4,585,254
iShares MSCI Emerging Markets
Index Fund	12,284	538,285
PowerShares Global Listed Private
Equity Portfolio ETF	111,247	1,306,040
SPDR S&P 500 ETF Trust	44,501	8,592,698

TOTAL EXCHANGE TRADED FUNDS
(COST $13,011,447)		15,619,058
TOTAL INVESTMENT SECURITIES — 99.9%		48,329,131

Percentages indicated are based on net assets of $48,362,936.
(a)	The rate represents the annualized one-day yield that was in effect on July 31, 2014.
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC MODERATE STRATEGY FUND

Schedule of Portfolio Investments — as of July 31, 2014 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies — 12.8%
HSBC Emerging Markets Debt Fund,
Class I Shares	316,410	3,341,293
HSBC Emerging Markets Local Debt
Fund, Class I Shares	122,511	1,092,800
HSBC Prime Money Market Fund,
Class I Shares, 0.06% (a)	1,093,489	1,093,489

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $5,545,272)		5,527,582
Affiliated Portfolios — 5.6%
HSBC Growth Portfolio		1,560,905
HSBC Opportunity Portfolio		846,900

TOTAL AFFILIATED PORTFOLIOS		2,407,805
Unaffiliated Investment Companies — 57.4%
AMG Trilogy Emerging Markets
Equity Fund, Institutional
Shares	120,690	1,117,586
Artisan Value Fund, Investor Shares	71,515	1,041,978
ASG Global Alternatives Fund, Class
Y Shares	29,251	325,566
Brookfield Global Listed Real Estate
Fund, Institutional Shares	63,847	872,794
Brown Advisory Growth Equity Fund,
Institutional Shares	55,953	1,056,392
Columbia High Yield Bond Fund,
Class Z Shares	1,015,084	3,035,100
CRM Small/Mid Cap Value Fund,
Institutional Shares	46,541	846,119
Delaware Emerging Markets Fund,
Institutional Shares	52,727	919,555
Janus Flexible Bond Fund,
Institutional Shares	122,123	1,290,837
JPMorgan Equity Income Fund,
Select Shares	114,458	1,544,039
JPMorgan High Yield Fund, Select
Shares	379,039	3,039,894
Lord Abbett Core Fixed Income Fund,
Institutional Shares	164,476	1,807,588
Metropolitan West Total Return Bond,
Institutional Shares	119,935	1,296,495
PIMCO Commodity RealReturn
Strategy Fund, Institutional
Shares	263,731	1,511,180
PIMCO Total Return Fund,
Institutional Shares	222,599	2,424,101
Principal Global Real Estate
Securities Fund, Institutional
Shares	94,331	853,695
T. Rowe Price New Income Fund,
Retail Shares	189,533	1,806,249

TOTAL UNAFFILIATED INVESTMENT COMPANIES
(COST $24,073,745)		24,789,168
Exchange Traded Funds — 24.4%
iShares iBoxx $ Investment Grade
Corporate Bond	3,656	433,419
iShares MSCI EAFE Index Fund	59,311	3,949,519
iShares MSCI Emerging Markets
Index Fund	7,485	327,993
PowerShares Global Listed Private
Equity Portfolio ETF	53,497	628,055
SPDR S&P 500 ETF Trust	26,972	5,208,023

TOTAL EXCHANGE TRADED FUNDS
(COST $8,795,719)		10,547,009
TOTAL INVESTMENT SECURITIES — 100.2%		43,271,564

Percentages indicated are based on net assets of $43,181,220.
(a)	The rate represents the annualized one-day yield that was in effect on July 31, 2014.
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC CONSERVATIVE STRATEGY FUND

Schedule of Portfolio Investments — as of July 31, 2014 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies — 13.0%
HSBC Emerging Markets Debt Fund,
Class I Shares	136,003	1,436,192
HSBC Emerging Markets Local Debt
Fund, Class I Shares	74,847	667,636
HSBC Prime Money Market Fund,
Class I Shares, 0.06% (a)	515,036	515,036

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $2,638,418)		2,618,864
Affiliated Portfolios — 3.4%
HSBC Growth Portfolio		454,637
HSBC Opportunity Portfolio		238,287

TOTAL AFFILIATED PORTFOLIOS		692,924
Unaffiliated Investment Companies — 67.3%
AMG Trilogy Emerging Markets Equity
Fund, Institutional Shares	14,194	131,437
Artisan Value Fund, Investor Shares	21,137	307,973
ASG Global Alternatives Fund,
Class Y Shares	36,883	410,512
Brookfield Global Listed Real Estate
Fund, Institutional Shares	30,852	421,749
Brown Advisory Growth Equity Fund,
Institutional Shares	15,932	300,787
Columbia High Yield Bond Fund,
Class Z Shares	439,277	1,313,439
CRM Small/Mid Cap Value Fund,
Institutional Shares	13,527	245,917
Delaware Emerging Markets Fund,
Institutional Shares	6,129	106,896
Janus Flexible Bond Fund,
Institutional Shares	107,093	1,131,970
JPMorgan Equity Income Fund,
Select Shares	32,923	444,138
JPMorgan High Yield Fund,
Select Shares	164,229	1,317,115
Lord Abbett Core Fixed Income Fund,
Institutional Shares	144,732	1,590,609
Metropolitan West Total Return Bond,
Institutional Shares	105,781	1,143,498
PIMCO Commodity RealReturn
Strategy Fund,
Institutional Shares	100,242	574,388
PIMCO Total Return Fund,
Institutional Shares	194,743	2,120,747
Principal Global Real Estate Securities
Fund, Institutional Shares	46,568	421,441
T. Rowe Price New Income Fund,
Retail Shares	166,661	1,588,278

TOTAL UNAFFILIATED INVESTMENT COMPANIES
(COST $13,257,077)		13,570,894
Exchange Traded Funds — 16.4%
iShares iBoxx $ Investment Grade
Corporate Bond	2,558	303,251
iShares MSCI EAFE Index Fund	22,411	1,492,348
SPDR S&P 500 ETF Trust	7,831	1,512,088

TOTAL EXCHANGE TRADED FUNDS
(COST $2,771,773)		3,307,687
TOTAL INVESTMENT SECURITIES — 100.1%		20,190,369

Percentages indicated are based on net assets of $20,172,265.
(a)	The rate represents the annualized one-day yield that was in effect on July 31, 2014.
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INCOME STRATEGY FUND

Schedule of Portfolio Investments — as of July 31, 2014 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies — 11.1%
HSBC Emerging Markets Debt Fund,
Class I Shares	6,169	65,147
HSBC Emerging Markets Local Debt
Fund, Class I Shares	5,775	51,516
HSBC Prime Money Market Fund,
Class I Shares, 0.06% (a)	33,407	33,407

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $152,195)		150,070
Unaffiliated Investment Companies — 88.6%
Brookfield Global Listed Real Estate
Fund, Institutional Shares	2,465	33,700
Columbia High Yield Bond Fund,
Class Z Shares	22,979	68,708
Eaton Vance Floating-Rate Fund,
Institutional Shares	5,787	52,779
Federated Strategic Value Dividend
Fund, Institutional Shares	9,636	58,973
Janus Flexible Bond Fund,
Institutional Shares	10,268	108,529
JPMorgan Equity Income Fund,
Select Shares	4,313	58,178
JPMorgan High Yield Fund,
Select Shares	8,581	68,822
Lord Abbett Core Fixed Income Fund,
Institutional Shares	14,136	155,356
Metropolitan West Total Return Bond,
Institutional Shares	10,069	108,844
PIMCO Total Return Fund,
Institutional Shares	18,970	206,586
Principal Global Real Estate Securities
Fund, Institutional Shares	3,595	32,536
T. Rowe Price International Growth &
Income Fund, Retail Shares	5,507	89,107
T. Rowe Price New Income Fund,
Retail Shares	15,995	152,436

TOTAL UNAFFILIATED INVESTMENT COMPANIES
(COST $1,181,707)		1,194,554
Exchange Traded Fund — 1.0%
iShares iBoxx $ Investment Grade
Corporate Bond	109	12,922

TOTAL EXCHANGE TRADED FUND (COST $12,879)		12,922
TOTAL INVESTMENT SECURITIES (COST $1,346,781) — 100.7%		1,357,546

Percentages indicated are based on net assets of $1,348,692.
(a)	The rate represents the annualized one-day yield that was in effect on July 31, 2014.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2014 (Unaudited)

	Principal
	Amount ($)	Value ($)
Corporate Obligation — 0.0%
Pemex Project Funding Master Trust,
6.63%, 6/15/35	10,000	11,833

TOTAL CORPORATE OBLIGATION
(COST $10,878)		11,833
Yankee Dollars — 78.4%
Brazil — 4.6%
Banco ABC Brasil SA, 7.88%, 4/8/20	100,000	109,000
Banco Votorantim, Registered,
5.25%, 2/11/16	200,000	208,408
Caixa Economica Federal, 4.50%,
10/3/18 (a)	150,000	152,438
Federal Republic of Brazil, 5.88%,
1/15/19	450,000	508,500
Federal Republic of Brazil, 8.25%,
1/20/34	200,000	275,500
Federal Republic of Brazil, 7.13%,
1/20/37	400,000	504,000
Federal Republic of Brazil, 5.63%,
1/7/41	200,000	212,300
Petrobras International Finance Co.,
5.75%, 1/20/20	50,000	53,225
		2,023,371
Canada — 0.5%
CNOOC Finance (2014) ULC, 4.25%,
4/30/24	200,000	204,702
Chile — 1.0%
CorpBanca SA, 3.13%, 1/15/18	200,000	199,543
Empresa Nacional de Petroleo,
Registered, 4.75%, 12/6/21	220,000	231,799
		431,342
China — 2.6%
CNOOC Curtis Funding No. 1 Pty
Ltd., 4.50%, 10/3/23 (a)	200,000	208,155
Sinopec Capital (2013) Ltd., 3.13%,
4/24/23 (a)	200,000	187,836
Sinopec Group Overseas
Development (2013) Ltd.,
4.38%, 10/17/23 (a)	500,000	515,999
State Grid Overseas Investment 2014
Ltd., 4.13%, 5/7/24 (a)	200,000	206,796
		1,118,786
Colombia — 5.7%
Bancolombia SA, 5.95%, 6/3/21	100,000	110,250
Grupo Aval Ltd., Registered, 4.75%,
9/26/22	200,000	199,500
Republic of Colombia, 7.38%,
3/18/19	775,000	931,938
Republic of Colombia, 4.38%,
7/12/21	540,000	575,100
Republic of Colombia, 8.13%,
5/21/24	300,000	403,500
Republic of Colombia, 6.13%,
1/18/41	250,000	298,125
		2,518,413
Croatia — 1.7%
Croatia, Registered, 6.75%, 11/5/19	500,000	556,875
Croatia, Registered, 6.38%, 3/24/21	200,000	219,000
		775,875
Dominican Republic — 0.3%
Dominican Republic, 7.50%, 5/6/21	100,000	114,250
El Salvador — 0.6%
Republic of El Salvador, 7.75%,
1/24/23	225,000	253,688
Gabon — 1.0%
Gabonese Republic, 6.38%,
12/12/24 (a)	400,000	435,080
Hungary — 1.1%
Republic of Hungary, 6.38%, 3/29/21	130,000	148,200
Republic of Hungary, 5.38%, 2/21/23	300,000	319,500
		467,700
Indonesia — 11.3%
PT Pertamina (Persero) Tbk, 4.30%,
5/20/23 (a)	200,000	192,000
PT Pertamina Tbk, Registered,
4.88%, 5/3/22	400,000	402,000
Republic of Indonesia, 6.88%,
1/17/18	575,000	654,062
Republic of Indonesia, 3.38%,
4/15/23 (a)	350,000	331,625
Republic of Indonesia, 5.38%,
10/17/23 (a)	500,000	542,500
Republic of Indonesia, 5.88%,
1/15/24 (a)	200,000	224,750
Republic of Indonesia, Registered,
5.88%, 3/13/20	1,150,000	1,285,124
Republic of Indonesia, Registered,
4.88%, 5/5/21	200,000	212,250
Republic of Indonesia, Registered,
3.75%, 4/25/22	525,000	515,813
Republic of Indonesia, Registered,
5.38%, 10/17/23	200,000	217,000
Republic of Indonesia, Registered,
8.50%, 10/12/35	100,000	138,250
Republic of Indonesia, Registered,
6.63%, 2/17/37	175,000	202,125
Republic of Indonesia, Registered,
7.75%, 1/17/38	100,000	129,500
		5,046,999
Kazakhstan — 2.1%
Development Bank of Kazakhstan,
4.13%, 12/10/22 (a)	200,000	189,500
Kazakhstan Temir Zholy, Registered,
6.95%, 7/10/42	200,000	225,000
KazMunaiGaz Finance Sub B.V.,
Registered, 11.75%, 1/23/15	100,000	104,794
KazMunayGas National Co.,
Registered, 6.38%, 4/9/21	200,000	226,290
KazMunayGas National Co.,
Registered, 4.40%, 4/30/23	200,000	199,500
		945,084
Lebanon — 0.3%
Republic of Lebanon, Registered,
Series 42, 8.25%, 4/12/21	100,000	115,000

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2014 (Unaudited)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Lithuania — 0.4%
Republic of Lithuania, Registered,
6.13%, 3/9/21	150,000	175,500
Mexico — 11.0%
Comision Federal de Electricidad,
4.88%, 1/15/24 (a)	200,000	211,000
Petroleos Mexicanos, 5.50%,
1/21/21	800,000	884,240
Petroleos Mexicanos, 4.88%,
1/18/24	35,000	37,100
Petroleos Mexicanos, 4.88%,
1/18/24 (a)	50,000	53,000
Petroleos Mexicanos, 6.50%, 6/2/41	125,000	145,000
Petroleos Mexicanos, 5.50%,
6/27/44	30,000	30,969
Petroleos Mexicanos, 6.38%,
1/23/45 (a)	50,000	57,500
United Mexican States, Series G,
3.50%, 1/21/21	200,000	205,100
United Mexican States, 3.63%,
3/15/22	300,000	305,250
United Mexican States, 4.00%,
10/2/23	910,000	947,310
United Mexican States, Series A,
6.05%, 1/11/40	1,152,000	1,391,327
United Mexican States, 4.75%,
3/8/44, MTN	16,000	16,040
United Mexican States, 5.55%,
1/21/45	590,000	666,700
		4,950,536
Nigeria — 0.5%
Republic of Nigeria, 6.38%, 7/12/23 (a)	200,000	216,910
Panama — 3.0%
Republic of Panama, 5.20%, 1/30/20	775,000	857,538
Republic of Panama, 7.13%, 1/29/26	200,000	254,000
Republic of Panama, 6.70%, 1/26/36	40,000	49,200
Republic of Panama, 4.30%, 4/29/53	200,000	173,500
		1,334,238
Peru — 2.4%
Republic of Peru, 7.35%, 7/21/25	290,000	382,800
Republic of Peru, 8.75%, 11/21/33	110,000	167,750
Republic of Peru, 6.55%, 3/14/37	425,000	533,375
		1,083,925
Philippines — 1.9%
Republic of Philippines, 4.00%,
1/15/21	250,000	266,563
Republic of Philippines, 4.20%,
1/21/24	400,000	424,000
Republic of Philippines, 7.75%,
1/14/31	100,000	139,000
		829,563
Poland — 0.7%
Republic of Poland, 5.13%, 4/21/21	265,000	297,264
Republic of Serbia — 0.5%
Republic of Serbia, Registered,
7.25%, 9/28/21	200,000	230,750
Romania — 0.4%
Republic of Romania, 6.13%,
1/22/44 (a)	150,000	170,438
Russian Federation — 0.4%
Sberbank of Russia (SB Capital SA),
5.50%, 2/26/24, Callable
2/26/19 @ 100 (a)(b)	200,000	178,000
South Africa — 4.7%
Republic of South Africa, 6.88%,
5/27/19	725,000	831,633
Republic of South Africa, 5.88%,
5/30/22	200,000	222,900
Republic of South Africa, 4.67%,
1/17/24	540,000	550,800
Republic of South Africa, 5.88%,
9/16/25	450,000	497,340
		2,102,673
Sri Lanka — 0.5%
Bank of Ceylon, Registered, 6.88%,
5/3/17	200,000	212,500
Turkey — 9.5%
Republic of Turkey, 5.63%, 3/30/21	1,975,000	2,162,387
Republic of Turkey, 5.13%, 3/25/22	975,000	1,031,306
Republic of Turkey, 7.38%, 2/5/25	440,000	537,240
Republic of Turkey, 6.75%, 5/30/40	100,000	117,275
Turkiye Is Bankasi AS, 3.88%,
11/7/17 (a)	200,000	201,900
Turkiye Vakiflar Bankasi TAO, 5.00%,
10/31/18 (a)	200,000	204,780
		4,254,888
Uruguay — 0.9%
Republic of Uruguay, PIK, 7.88%,
1/15/33	260,000	351,000
Republic of Uruguay, PIK, 7.63%,
3/21/36	40,000	53,600
		404,600
Venezuela — 8.8%
Bolivarian Republic of Venezuela,
7.65%, 4/21/25	120,000	90,000
Bolivarian Republic of Venezuela,
9.25%, 5/7/28	815,000	664,225
Bolivarian Republic of Venezuela,
Registered, 9.00%, 5/7/23	270,000	226,125
Petroleos de Venezuela SA,
Registered, 5.25%, 4/12/17	45,000	37,913
Petroleos de Venezuela SA,
Registered, 8.50%, 11/2/17	220,000	204,875
Republic of Venezuela, 7.00%,
12/1/18	100,000	84,700
Republic of Venezuela, 7.75%,
10/13/19	1,695,000	1,432,274
Republic of Venezuela, 9.25%,
9/15/27	1,085,000	911,400
Republic of Venezuela, Registered,
8.25%, 10/13/24	235,000	183,888
Republic of Venezuela, Registered,
7.00%, 3/31/38	100,000	68,900
		3,904,300

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2014 (Unaudited)

	Principal Amount ($)	Value ($)
Yankee Dollars, continued

TOTAL YANKEE DOLLARS
(COST $33,066,621)		34,796,375

	Shares
Investment Companies — 15.8%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (c)	7,019,040	7,019,040

TOTAL INVESTMENT COMPANIES
(COST $7,019,040)		7,019,040

	Principal
	Amount ($)
U.S. Treasury Obligations — 3.5%
U.S. Treasury Bills — 0.8%
0.05%(d), 1/15/15	350,000	349,915

U.S. Treasury Bonds — 0.7%
3.38%, 5/15/44	75,000	75,902
3.63%, 2/15/44	190,000	201,519
		277,421
U.S. Treasury Notes — 2.0%
2.00%, 5/31/21	950,000	936,863

TOTAL U.S. TREASURY OBLIGATIONS
(COST $1,560,841)		1,564,199
TOTAL INVESTMENT SECURITIES
(COST $41,657,380) — 97.7%		43,391,447

Percentages indicated are based on net assets of $44,417,780.
(a)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2014. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(c)	The rate represents the annualized one-day yield that was in effect on July 31, 2014.
(d)	Rate presented represents the effective yield at time of purchase.
MTN	Medium Term Note
ULC	Unlimited Liability Co.
PIK	Payment-in-Kind

The Fund invested, as a percentage of net assets at value, in the following industries, as of July 31, 2014:

Percentage of
Industry	Net Assets at Value (%)
Sovereign Bonds	62.6
Investment Companies	15.8
Oil, Gas & Consumable Fuels	8.7
Banks	3.9
U.S. Treasury Obligations	3.6
Sovereign Bond	1.1
Electric Utilities	1.0
Transportation Infrastructure	0.5
Capital Markets	0.4
Diversified Financial Services	0.1
Total	97.7

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2014 (Unaudited)

Credit Default Swap Agreements - Sell Protection(a)

At July 31, 2014, the Fund's open credit default swap agreements were as follows:

			Implied				Upfront
			Credit				Premiums	Unrealized
			Spread at	Notional			Paid/	Appreciation/
		Expiration	July 31,	Amount	Fixed		(Received)	(Depreciation)
Underlying Instrument	Counterparty	Date	2014 (%)(b)	($)(c)	Rate (%)	Value ($)	($)	($)
Federative Republic of Brazil	Barclays Bank PLC	9/20/16	0.75	550,000	1.00	4,047	(11,666)	15,713
Federative Republic of Brazil	Barclays Bank PLC	6/20/18	1.27	300,000	1.00	(2,339)	(8,671)	6,332
Federative Republic of Brazil	JPMorgan Chase Bank N.A.	6/20/18	1.27	500,000	1.00	(3,899)	(9,814)	5,915
People's Republic of China	JPMorgan Chase Bank N.A.	9/20/16	0.31	500,000	1.00	8,525	(4,641)	13,166
People's Republic of China	JPMorgan Chase Bank N.A.	9/20/16	0.31	500,000	1.00	8,525	(3,227)	11,752
						14,859	(38,019)	52,878

(a)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

At July 31, 2014, the Fund's open forward foreign currency exchange contracts were as follows:

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Short Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Mexican Peso	JPMorgan Chase Bank N.A.	8/8/14	750,439	57,000	56,737	263
Mexican Peso	Standard Chartered Bank	8/8/14	830,020	63,000	62,754	246
Mexican Peso	Standard Chartered Bank	12/23/14	6,539	500	490	10
South African Rand	JPMorgan Chase Bank N.A.	9/17/14	1,885,450	175,000	174,558	442
South African Rand	Standard Chartered Bank	9/17/14	2,813,678	261,000	260,494	506
Turkish Lira	Barclays Bank PLC	8/15/14	361,416	163,000	168,120	(5,120)
Turkish Lira	Barclays Bank PLC	8/15/14	4,437	2,108	2,064	44
Turkish Lira	JPMorgan Chase Bank N.A.	8/15/14	179,456	81,000	83,477	(2,477)
Turkish Lira	Standard Chartered Bank	8/15/14	337,978	152,600	157,218	(4,618)
				955,208	965,912	(10,704)

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Long Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Brazilian Real	Barclays Bank PLC	11/4/14	3,140	1,333	1,347	14
Mexican Peso	Standard Chartered Bank	8/8/14	6,539	505	494	(11)
Mexican Peso	Standard Chartered Bank	8/8/14	1,573,920	117,883	118,997	1,114
South African Rand	Standard Chartered Bank	9/17/14	4,638,364	425,129	429,426	4,297
South African Rand	Standard Chartered Bank	9/17/14	23,898	2,251	2,213	(38)
Turkish Lira	Barclays Bank PLC	8/15/14	883,287	377,215	410,879	33,664

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2014 (Unaudited)

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Long Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Turkish Lira	Barclays Bank PLC	11/17/14	4,437	2,069	2,023	(46)
				926,385	965,379	38,994

HSBC EMERGING MARKETS LOCAL DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2014 (Unaudited)

	Principal Amount ($)	Value ($)
Foreign Bonds — 76.0%†
Brazil — 15.3%
Letra Tesouro Nacional,
11.37%, 1/1/16	11,393,000	4,316,059
Nota do Tesouro Nacional,
Series NTNF, 10.00%,
1/1/15	200,000	88,592
Nota do Tesouro Nacional,
10.00%, 1/1/21	3,100,000	1,270,900
		5,675,551
Colombia — 1.8%
Titulos de Tesoreria B, 7.00%,
9/11/19	1,244,600,000	689,533
Indonesia — 10.2%
Indonesia Government, Series
FR60, 6.25%, 4/15/17	4,240,000,000	354,951
Indonesia Government, Series
FR28, 10.00%, 7/15/17	9,100,000,000	835,313
Indonesia Government, Series
FR69, 7.88%, 4/15/19	4,300,000,000	371,305
Indonesia Government, Series
FR70, 8.38%, 3/15/24	10,372,000,000	917,127
Indonesia Government, Series
FR56, 8.38%, 9/15/26	9,605,000,000	829,806
Indonesia Government, Series
FR65, 6.63%, 5/15/33	6,890,000,000	483,639
		3,792,141
Malaysia — 4.6%
Malaysian Government, Series
0414, 3.65%, 10/31/19	50,000	15,632
Malaysian Government, Series
0111, 4.16%, 7/15/21	5,000	1,600
Malaysian Government, Series
0112, 3.42%, 8/15/22	2,350,000	713,130
Malaysian Government, Series
0114, 4.18%, 7/15/24	1,500,000	480,471
Malaysian Government, Series
0212, 3.89%, 3/15/27	1,700,000	515,564
		1,726,397
Mexico — 3.3%
Mexican Bonos Desarr, Series
M10, 8.50%, 12/13/18 (a)	3,810,000	331,109
Mexican Bonos Desarr, 8.00%,
6/11/20 (a)	9,390,000	813,319
Mexican Bonos Desarr, Series
M30, 8.50%, 11/18/38 (a)	900,000	81,647
		1,226,075
Peru — 2.6%
Peru Bono Soberano, 9.91%,
5/5/15	515,000	192,740
Republic of Peru, Registered,
7.84%, 8/12/20	1,543,000	638,464
Republic of Peru, Registered,
6.90%, 8/12/37	400,000	150,271
		981,475
Philippines — 0.7%
Republic of Philippines, 6.25%,
1/14/36	10,000,000	250,173
Poland — 10.7%
Poland Government Bond,
Series 0416, 5.00%,
4/25/16	2,700,000	902,020
Poland Government Bond,
Series 1016, 4.75%,
10/25/16	4,900,000	1,647,996
Poland Government Bond,
Series 1019, 5.50%,
10/25/19	1,436,000	516,389
Poland Government Bond,
Series 1021, 5.75%,
10/25/21	1,040,000	386,290
Poland Government Bond,
Series 0922, 5.75%,
9/23/22	660,000	247,135
Poland Government Bond,
Series 0429, 5.75%,
4/25/29	750,000	293,604
		3,993,434
Romania — 2.6%
Romania Government Bond,
Series 5Y, 5.90%, 7/26/17	1,810,000	593,330
Romania Government Bond,
Series 10YR, 5.95%,
6/11/21	1,160,000	388,921
		982,251
Russian Federation — 3.8%
Russia Government Bond,
7.50%, 2/27/19 (a)	28,000,000	734,327
Russia Government Bond,
Series 6215, 7.00%,
8/16/23 (a)	28,000,000	679,438
		1,413,765
South Africa — 4.8%
Republic of South Africa, Series
R207, 7.25%, 1/15/20	2,000,000	183,176
Republic of South Africa, Series
R208, 6.75%, 3/31/21	4,300,000	378,555
Republic of South Africa, Series
2023, 7.75%, 2/28/23	7,200,000	658,262
Republic of South Africa, Series
R213, 7.00%, 2/28/31	3,000,000	237,267
Republic of South Africa, Series
R209, 6.25%, 3/31/36	4,800,000	333,948
		1,791,208
Thailand — 4.7%
Thailand Government Bond,
3.63%, 6/16/23	56,500,000	1,766,131
Turkey — 10.9%
Turkey Government Bond,
10.70%, 2/24/16 (a)	2,700,000	1,304,378
Turkey Government Bond,
Series 5Y, 6.30%, 2/14/18 (a)	2,500,000	1,094,858
Turkey Government Bond,
10.50%, 1/15/20 (a)	680,000	344,063
Turkey Government Bond,
9.50%, 1/12/22 (a)	990,000	482,431
Turkey Government Bond,
8.50%, 9/14/22 (a)	406,000	186,096

HSBC EMERGING MARKETS LOCAL DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2014 (Unaudited)

	Principal Amount ($)	Value ($)
Foreign Bonds, continued
Turkey, continued
Turkey Government Bond,
7.10%, 3/8/23 (a)	1,176,000	492,928
Turkey Government Bond,
8.80%, 9/27/23 (a)	300,000	139,890
		4,044,644

TOTAL FOREIGN BONDS
(COST $29,443,370)		28,332,778
Yankee Dollars — 2.6%
Brazil — 0.4%
Petrobras Global Finance BV,
2.00%, 5/20/16	150,000	150,261
China — 0.5%
CNOOC Finance (2013) Ltd.,
1.13%, 5/9/16	200,000	200,232
Turkey — 1.7%
Republic of Turkey, 7.00%,
9/26/16	565,000	622,206

TOTAL YANKEE DOLLARS
(COST $973,475)		972,699

	Shares
Investment Companies — 17.7%
Northern Institutional Diversified
Assets Portfolio,
Institutional Shares,
0.01% (b)	6,610,082	6,610,082

TOTAL INVESTMENT COMPANIES
(COST $6,610,082)		6,610,082
TOTAL INVESTMENT SECURITIES
(COST $37,026,927) — 96.3%		35,915,559

Percentages indicated are based on net assets of $37,297,248.
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2014. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2014.

The Fund invested, as a percentage of net assets at value, in the following industries, as of July 31, 2014:

Percentage of
Industry	Net Assets at Value (%)
Sovereign Bonds	77.7
Investment Companies	17.7
Oil, Gas & Consumable Fuels	0.9
Total	96.3

HSBC EMERGING MARKETS LOCAL DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2014 (Unaudited)

Interest Rate Swap Agreements

At July 31, 2014, the Fund's open interest rate swap agreements were as follows:

Pay/									Unrealized
Receive					Notional				Appreciation/
Floating		Fixed	Expiration		Amount		Notional		(Depreciation
Rate	Floating Rate Index	Rate (%)	Date	Counterparty	(Local)		Amount ($)	Value ($)	($)
Pay	3-Month ZAR-JIBAR-SAFEX	5.94	8/8/15	JPMorgan Chase Bank N.A.	17,000,000	ZAR	1,586,857	(5,448)	(5,448)
Pay	3-Month ZAR-JIBAR-SAFEX	6.27	11/12/15	JPMorgan Chase Bank N.A.	16,600,000	ZAR	1,549,519	(1,550)	(1,550)
Pay	3-Month ZAR-JIBAR-SAFEX	5.98	1/24/18	Barclays Bank PLC	20,000,000	ZAR	1,866,891	(68,913)	(68,913)
Pay	3-Month MYR-KLIBOR-BNM	3.52	1/25/18	Standard Chartered Bank	2,200,000	MYR	688,576	(9,095)	(9,095)
Pay	3-Month MYR-KLIBOR-BNM	3.24	5/3/18	Standard Chartered Bank	1,500,000	MYR	469,484	(11,588)	(11,588)
Pay	1-Month MXN-TIIE-Banxico	5.35	5/7/19	JPMorgan Chase Bank N.A.	24,000,000	MXN	1,815,623	22,128	22,128
Pay	1-Month MXN-TIIE-Banxico	4.94	7/19/19	Barclays Bank PLC	16,000,000	MXN	1,210,416	(12,268)	(12,268)
Pay	1-Month MXN-TIIE-Banxico	6.69	12/23/21	Barclays Bank PLC	6,250,000	MXN	472,819	26,240	26,240
								(60,494)	(60,494)

At July 31, 2014, the Fund's open forward foreign currency exchange contracts were as follows:

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Short Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Brazilian Real	Barclays Bank PLC	11/4/14	324,730	140,000	139,337	663
Brazilian Real	Barclays Bank PLC	11/4/14	8,896,668	3,776,976	3,817,440	(40,464)
Chilean Peso	Credit Suisse	9/8/14	339,541,600	592,000	591,378	622
Colombian Peso	Barclays Bank PLC	8/4/14	2,867,368,888	1,543,256	1,527,642	15,614
Colombian Peso	Credit Suisse	8/4/14	297,150,000	150,000	158,312	(8,312)
Colombian Peso	JPMorgan Chase Bank N.A.	8/4/14	692,506,000	362,000	368,945	(6,945)
Colombian Peso	Standard Chartered Bank	8/4/14	570,148,500	298,000	303,757	(5,757)
Colombian Peso	Barclays Bank PLC	12/12/14	1,362,833,266	720,504	716,093	4,411
Colombian Peso	Barclays Bank PLC	12/12/14	436,382,400	229,000	229,295	(295)
Colombian Peso	Standard Chartered Bank	12/12/14	643,721,000	338,000	338,239	(239)
European Euro	Standard Chartered Bank	10/31/14	915,576	1,240,099	1,226,255	13,844
Indian Rupee	JPMorgan Chase Bank N.A.	11/14/14	6,177,100	100,000	99,574	426
Indonesian Rupiah	Barclays Bank PLC	10/17/14	2,631,600,000	222,489	224,102	(1,613)
Indonesian Rupiah	JPMorgan Chase Bank N.A.	10/17/14	5,845,000,000	500,000	497,749	2,251
Indonesian Rupiah	JPMorgan Chase Bank N.A.	10/17/14	4,394,591,400	364,334	374,235	(9,901)
Indonesian Rupiah	Standard and Poor's Securities	10/17/14	4,177,392,160	349,280	355,738	(6,458)
Indonesian Rupiah	Standard Chartered Bank	10/17/14	4,942,310,000	406,497	420,877	(14,380)
Israeli Shekel	Barclays Bank PLC	10/30/14	1,412,079	412,000	412,715	(715)
Israeli Shekel	Standard Chartered Bank	10/30/14	1,129,821	330,000	330,218	(218)
Korean Won	UBS Warburg	11/10/14	1,455,797,500	1,420,359	1,414,316	6,043
Mexican Peso	Barclays Bank PLC	8/8/14	16,271,070	1,255,274	1,230,184	25,090
Mexican Peso	Credit Suisse First Boston	8/8/14	4,181,072	317,000	316,112	888
Mexican Peso	JPMorgan Chase Bank N.A.	8/8/14	5,307,411	403,860	401,270	2,590
Mexican Peso	Standard Chartered Bank	8/8/14	28,831,346	2,205,836	2,179,810	26,026
Peruvian Nuevo	Credit Suisse	10/7/14	941,225	333,000	333,640	(640)
Peruvian Nuevo	Standard Chartered Bank	10/7/14	1,581,247	539,387	560,512	(21,125)
Philippine Peso	Barclays Bank PLC	12/17/14	10,598,455	241,011	243,034	(2,023)
Polish Zloty	Barclays Bank PLC	8/18/14	4,484,879	1,464,590	1,436,277	28,313
Polish Zloty	Standard Chartered Bank	8/18/14	935,654	307,013	299,642	7,371
Polish Zloty	UBS Warburg	8/18/14	5,978,038	1,970,349	1,914,459	55,890

HSBC EMERGING MARKETS LOCAL DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2014 (Unaudited)

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Short Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Romanian Leu	Barclays Bank PLC	8/18/14	9,826,023	3,017,152	2,971,150	46,002
Romanian Leu	JPMorgan Chase Bank N.A.	8/18/14	1,195,491	364,757	361,487	3,270
Russian Ruble	Barclays Bank PLC	10/16/14	6,395,480	182,000	175,446	6,554
Russian Ruble	Standard Chartered Bank	10/16/14	10,202,460	291,000	279,882	11,118
South African Rand	Credit Suisse First Boston	8/15/14	1,953,293	181,237	181,872	(635)
South African Rand	Barclays Bank PLC	9/17/14	3,728,233	345,069	345,165	(96)
South African Rand	UBS Warburg	9/17/14	1,953,293	184,125	180,839	3,286
Taiwanese Dollar	Barclays Bank PLC	10/16/14	8,872,500	297,186	296,074	1,112
Turkish Lira	Barclays Bank PLC	8/15/14	1,356,623	628,794	631,061	(2,267)
Turkish Lira	Barclays Bank PLC	8/15/14	781,284	369,000	363,430	5,570
Turkish Lira	Barclays Bank PLC	8/15/14	1,356,812	628,794	631,149	(2,355)
Turkish Lira	Barclays Bank PLC	8/15/14	768,910	358,023	357,674	349
Turkish Lira	JPMorgan Chase Bank N.A.	8/15/14	2,019,987	942,523	939,638	2,885
Turkish Lira	JPMorgan Chase Bank N.A.	8/15/14	1,335,165	600,000	621,079	(21,079)
Turkish Lira	JPMorgan Chase Bank N.A.	8/15/14	641,936	300,000	298,610	1,390
Turkish Lira	Standard Chartered Bank	8/15/14	721,999	341,000	335,853	5,147
Turkish Lira	Barclays Bank PLC	11/17/14	1,062,962	495,777	484,678	11,099
				32,058,551	31,916,244	142,307

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Long Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Brazilian Real	Standard Chartered Bank	11/4/14	3,448,892	1,514,000	1,479,873	(34,127)
Brazilian Real	Standard Chartered Bank	11/4/14	735,940	310,000	315,782	5,782
Brazilian Real	UBS Warburg	11/4/14	250,855	110,000	107,639	(2,361)
Chilean Peso	JPMorgan Chase Bank N.A.	9/8/14	194,541,750	351,000	338,833	(12,167)
Chilean Peso	Standard Chartered Bank	9/8/14	975,964,276	1,734,407	1,699,833	(34,574)
Chinese Renminbi	Barclays Bank PLC	1/12/15	4,574,976	736,000	733,500	(2,500)
Colombian Peso	Barclays Bank PLC	8/4/14	2,682,931,388	1,371,951	1,429,380	57,429
Colombian Peso	Credit Suisse First Boston	8/4/14	516,078,000	270,000	274,950	4,950
Colombian Peso	JPMorgan Chase Bank N.A.	8/4/14	630,819,000	323,000	336,080	13,080
Colombian Peso	Standard Chartered Bank	8/4/14	597,345,000	300,000	318,246	18,246
Colombian Peso	Barclays Bank PLC	12/12/14	2,867,368,888	1,521,958	1,506,642	(15,316)
European Euro	Barclays Bank PLC	10/31/14	141,895	190,000	190,044	44
European Euro	Standard Chartered Bank	10/31/14	280,634	376,000	375,861	(139)
Hungarian Forint	Standard Chartered Bank	11/6/14	171,031,808	744,523	727,953	(16,570)
Indian Rupee	Standard Chartered Bank	11/14/14	49,199,870	807,482	793,094	(14,388)
Indonesian Rupiah	Barclays Bank PLC	10/17/14	5,280,650,000	440,000	449,690	9,690
Indonesian Rupiah	Standard Chartered Bank	10/17/14	3,494,100,000	300,000	297,551	(2,449)
Indonesian Rupiah	Standard Chartered Bank	10/17/14	1,474,200,000	120,000	125,540	5,540
Indonesian Rupiah	Standard Chartered Bank	10/17/14	1,223,500,000	100,000	104,191	4,191
Malaysian Ringgit	JPMorgan Chase Bank N.A.	11/19/14	6,227,976	1,914,945	1,932,036	17,091
Malaysian Ringgit	Standard Chartered Bank	11/19/14	2,682,100	840,000	832,038	(7,962)
Malaysian Ringgit	UBS Warburg	11/19/14	357,016	110,000	110,753	753
Mexican Peso	Barclays Bank PLC	8/8/14	11,361,237	868,430	858,973	(9,457)
Mexican Peso	Standard Chartered Bank	8/8/14	38,460,755	2,880,632	2,907,847	27,215
Mexican Peso	Standard Chartered Bank	8/8/14	4,768,906	367,117	360,556	(6,561)
Mexican Peso	Standard Chartered Bank	12/23/14	10,785,961	824,596	807,660	(16,936)
Peruvian Nuevo	Credit Suisse First Boston	10/7/14	802,868	284,000	284,597	597
Peruvian Nuevo	Standard Chartered Bank	10/7/14	436,920	150,000	154,877	4,877
Philippine Peso	Barclays Bank PLC	11/12/14	8,118,880	185,914	186,324	410
Polish Zloty	Barclays Bank PLC	8/18/14	3,930,188	1,275,042	1,258,638	(16,404)
Polish Zloty	Standard Chartered Bank	8/18/14	2,742,300	900,000	878,218	(21,782)
Romanian Leu	Barclays Bank PLC	8/18/14	1,759,206	545,000	531,941	(13,059)
Romanian Leu	JPMorgan Chase Bank N.A.	8/18/14	4,438,055	1,365,542	1,341,960	(23,582)
Romanian Leu	Standard Chartered Bank	8/18/14	1,113,572	333,106	336,717	3,611
Russian Ruble	Standard Chartered Bank	10/16/14	36,140,754	1,017,705	991,442	(26,263)
South African Rand	UBS Warburg	8/15/14	1,953,293	185,146	181,872	(3,274)
South African Rand	Barclays Bank PLC	9/17/14	1,367,313	125,000	126,588	1,588
South African Rand	Barclays Bank PLC	9/17/14	1,181,917	109,366	109,423	57
South African Rand	Barclays Bank PLC	9/17/14	8,300,000	775,797	768,426	(7,371)
South African Rand	Credit Suisse First Boston	9/17/14	1,176,992	110,000	108,968	(1,032)
South African Rand	Standard Chartered Bank	9/17/14	16,605,141	1,563,941	1,537,327	(26,614)
South African Rand	Standard Chartered Bank	9/17/14	5,478,635	502,143	507,220	5,077

HSBC EMERGING MARKETS LOCAL DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2014 (Unaudited)

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Long Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Taiwanese Dollar	Barclays Bank PLC	10/16/14	8,845,283	296,573	295,165	(1,408)
Thai Baht	JPMorgan Chase Bank N.A.	12/9/14	10,393,379	324,388	321,913	(2,475)
Thai Baht	Standard Chartered Bank	12/9/14	16,279,867	493,554	504,235	10,681
Turkish Lira	Barclays Bank PLC	8/15/14	2,641,805	1,128,205	1,228,890	100,685
Turkish Lira	Barclays Bank PLC	8/15/14	657,172	295,000	305,697	10,697
Turkish Lira	Barclays Bank PLC	8/15/14	675,241	318,000	314,102	(3,898)
Turkish Lira	Barclays Bank PLC	8/15/14	1,327,928	606,000	617,713	11,713
Turkish Lira	Barclays Bank PLC	8/15/14	1,062,962	504,962	494,458	(10,504)
Turkish Lira	Barclays Bank PLC	8/15/14	385,413	180,000	179,283	(717)
Turkish Lira	JPMorgan Chase Bank N.A.	8/15/14	878,100	413,000	408,466	(4,534)
Turkish Lira	JPMorgan Chase Bank N.A.	8/15/14	538,148	248,009	250,330	2,321
Turkish Lira	Standard and Poor's Securities	8/15/14	547,605	258,000	254,730	(3,270)
Turkish Lira	Standard Chartered Bank	8/15/14	268,343	125,000	124,825	(175)
				34,044,434	34,018,890	(25,544)

HSBC FRONTIER MARKETS FUND

Schedule of Portfolio Investments — as of July 31, 2014 (Unaudited)

	Shares	Value ($)
Common Stocks — 79.1%
Argentina — 2.6%
Banco Macro SA, ADR	90,363	3,824,162
BBVA Banco Frances SA, ADR	109,753	1,415,814
		5,239,976
Cambodia — 1.0%
NagaCorp Ltd.	2,318,000	2,031,584
Colombia — 2.4%
Banco Davivienda SA	280,502	4,751,382
Croatia — 1.1%
Hrvatski Telekom d.d.	25,875	674,391
Ledo d.d.	976	1,532,487
		2,206,878
Egypt — 1.0%
Centamin plc (a)	1,616,326	1,966,249
Georgia — 3.0%
Bank of Georgia Holdings plc	121,200	4,967,389
TBC Bank JSC, Registered,
GDR (a)	71,500	997,425
		5,964,814
Kazakstan — 0.7%
Halyk Savings Bank of Kazakhstan
JSC, Registered, GDR	145,112	1,493,536
Kenya — 0.8%
Safaricom Ltd.	11,714,800	1,625,354
Kuwait — 7.1%
Kuwait Projects Co. (Holding) KSC	1,485,218	3,886,906
Mabanee Co. SAKC	1,116,427	3,908,587
Mobile Telecommunications Co.	935,000	2,092,121
National Bank of Kuwait	1,272,242	4,378,764
		14,266,378
Nigeria — 10.2%
Access Bank Nigeria plc	16,600,000	1,021,012
Dangote Cement plc	2,193,607	3,129,378
Diamond Bank plc	52,687,674	2,072,410
FBN Holdings plc	39,584,738	3,520,616
Guaranty Trust Bank plc	16,764,482	3,079,488
Nestle Foods Nigeria plc	313,140	2,166,607
Nigerian Breweries plc	1,342,029	1,492,575
Zenith Bank plc	25,425,480	3,919,835
		20,401,921
Oman — 3.3%
Bank Muscat SAOG	2,728,090	4,889,878
Renaissance Services SAOG	1,087,023	1,737,594
		6,627,472
Pakistan — 12.7%
Bank Alfalah Ltd.	10,441,500	2,984,518
D.G. Khan Cement Co. Ltd.	4,164,000	3,648,090
Engro Corp. Ltd.	2,659,897	4,926,982
Engro Fertilizers Ltd. (a)	1,364,830	755,565
MCB Bank Ltd.	357,969	1,105,296
Pakistan Petroleum Ltd.	2,025,880	4,736,651
The Hub Power Co. Ltd.	3,346,692	2,145,350
United Bank Ltd.	2,533,100	4,990,596
		25,293,048
Peru — 1.9%
Credicorp Ltd.	26,100	3,860,712
Philippines — 5.5%
Cebu Air, Inc.	174,570	229,763
First Gen Corp. (a)	10,519,900	5,364,030
Robinsons Land Corp.	5,853,200	3,035,057
SM Investments Corp.	48,625	885,533
Vista Land & Lifescapes, Inc.	10,878,100	1,465,410
		10,979,793
Qatar — 7.0%
Doha Bank QSC	88,147	1,369,608
Gulf International Services QSC	150,813	4,725,300
Industries Qatar QSC	35,932	1,690,654
Qatar Electricity & Water Co.	27,624	1,385,410
Qatar National Bank	96,165	4,756,105
		13,927,077
Romania — 1.9%
SIF 5 Oltenia Craiova	6,703,000	3,859,917
Sri Lanka — 1.7%
John Keells Holdings plc	1,872,795	3,408,077
Turkmenistan — 2.6%
Dragon Oil plc	555,412	5,266,843
United Arab Emirates — 12.6%
Al Noor Hospitals Group plc	121,772	2,088,323
Aramex PJSC	394,439	359,919
DAMAC Real Estate Development
Ltd., GDR (a)	138,440	2,283,403
DP World Ltd.	151,998	3,009,300
Emaar Properties PJSC	1,828,468	4,843,878
First Gulf Bank PJSC	695,331	3,431,848
Gulf Marine Services plc (a)	1,180,594	3,182,031
National Bank of Ras Al-Khaimah	30,188	72,426
NMC Health plc	388,131	3,071,612
Union National Bank PJSC	1,437,071	2,577,719
		24,920,459

TOTAL COMMON STOCKS
(COST $144,325,573)		158,091,470

	Principal
	Amount ($)
Convertible Corporate Bonds — 0.1%
Oman — 0.1%
Bank Muscat SAOG, 4.50%,
3/20/16	45,141	12,546
Bank Muscat SAOG, 4.50%,
3/20/17	270,600	75,908
Renaissance Services SAOG,
3.75%, 7/25/17	142,800	42,655
		131,109

TOTAL CONVERTIBLE CORPORATE BONDS
(COST $133,913)		131,109

	Shares
Warrants — 0.0%
Sri Lanka — 0.0%
John Keells Holdings plc,
11/12/15 (a)(b)	1	–
John Keells Holdings plc,
11/11/16 (a)(b)	1	1
		1

HSBC FRONTIER MARKETS FUND

Schedule of Portfolio Investments — as of July 31, 2014 (Unaudited)

	Shares	Value ($)
Warrants, Continued
Ukraine — 0.0%
EastCoal, Inc., 5/31/15 (a)(b)	3,605	–

TOTAL WARRANTS
(COST $–)		1
Participatory Notes — 16.2%
Saudi Arabia — 9.5%
Al-Tayyar Travel Group, 6/20/15,
(Merrill Lynch International & Co.)	129,238	4,536,976
Jarir Marketing Co., 1/17/17,
(Credit Suisse AG)	64,991	3,497,182
Jarir Marketing Co., 1/17/17,
(Credit Suisse AG)	22,106	1,189,530
Samba Financial Group, 9/27/16,
(Deutsche Bank AG)	420,911	4,941,530
Saudi Dairy & Foodstuff Co.,
4/30/15, (Citigroup Global Markets
Holding, Inc.)	25,922	773,776
Saudi Dairy & Foodstuff Co.,
3/22/16, (Citigroup Global Markets
Holding, Inc.)	7,325	218,652
Yanbu National Petrochemical
Co., 10/14/15, (Credit Suisse AG)	151,556	2,933,811
Yanbu National Petrochemicals
Co., 9/27/16, (Deutsche Bank AG)(a)	47,797	925,251
		19,016,708
United Arab Emirates — 1.3%
Aramex PJSC, 3/30/16, (Merrill
Lynch International & Co.)	2,873,549	2,620,852
Vietnam — 5.4%
PetroVietnam Drilling & Well
Services JSC, 1/20/15, (Citigroup
Global Markets Holding, Inc.)	95,240	426,783
PetroVietnam Drilling & Well
Services JSC, 9/6/16, (JPMorgan
Chase)	1,473,415	6,602,567
Vietnam Dairy Products JSC,
1/20/15, (Citigroup Global Markets
Holding, Inc.)	338,199	2,169,579
Vietnam Dairy Products JSC,
2/22/18, (JPMorgan Chase)	246,289	1,579,967
		10,778,896

TOTAL PARTICIPATORY NOTES
(COST $29,516,492)		32,416,456
Investment Companies — 5.0%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (c)	9,986,521	9,986,521

TOTAL INVESTMENT COMPANIES
(COST $9,986,521)		9,986,521
Right — 0.0%
Nigeria — 0.0%
Diamond Bank plc, 8/27/14 (a)	52,687,674	97,660

TOTAL RIGHT
(COST $–)		97,660
TOTAL INVESTMENT SECURITIES
(COST $183,962,499) — 100.4%		200,723,217

Percentages indicated are based on net assets of $199,977,440.
(a)	Represents non-income producing security.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of July 31, 2014. The total of all such securities represents less than 0.005% of net assets of the Fund.
(c)	The rate represents the annualized one-day yield that was in effect on July 31, 2014.
ADR	American Depositary Receipt
GDR	Global Depository Receipt

The Fund invested, as a percentage of net assets at value, in the following industries, as of July 31, 2014:

Percentage of
Industry	Net Assets at Value (%)
Banks	35.9
Energy Equipment & Services	8.2
Real Estate Management &
Development	5.4
Oil, Gas & Consumable Fuels	5.1
Investment Companies	5.0
Chemicals	4.8
Diversified Financial Services	3.9
Independent Power and Renewable
Electricity Producers	3.8
Food Products	3.7
Construction Materials	3.4
Health Care Providers & Services	2.6
Hotels, Restaurants & Leisure	2.4
Marine	2.4
Hotels Restaurants & Leisure	2.3
Commercial Services & Supplies	2.3
Industrial Conglomerates	2.1
Capital Markets	1.9
Air Freight & Logistics	1.5
Wireless Telecommunication Services	1.0
Metals & Mining	1.0
Beverages	0.7
Multi-Utilities	0.7
Oil Gas & Consumable Fuels	0.2
Airlines	0.1
Right	0.0
Total	100.4

HSBC FRONTIER MARKETS FUND

Schedule of Portfolio Investments — as of July 31, 2014 (Unaudited)

At July 31, 2014, the Fund's open forward foreign currency exchange contracts were as follows:

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Short Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Omani Rial	Northern Trust Securities	8/4/14	83,309	216,278	216,392	(114)
				216,278	216,392	(114)

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Long Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Omani Rial	Northern Trust Securities	8/5/14	114,099	296,509	296,370	(139)
				296,509	296,370	(139)

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of July 31, 2014 (Unaudited)

	Principal
	Amount ($)	Value ($)
Foreign Bonds — 0.4%†
Mexico — 0.0%
Mexican Bonos Desarr, Series M,
6.50%, 6/10/21 (a)	1,000,000	80,397
Mexican Bonos Desarr, Series
M30, 10.00%, 11/20/36 (a)	711,800	74,017
		154,414
South Africa — 0.4%
Republic of South Africa, Series
R203, 8.25%, 9/15/17	35,115,000	3,377,373

TOTAL FOREIGN BONDS
(COST $4,268,644)		3,531,787
Yankee Dollars — 40.6%
Barbados — 0.1%
Columbus International, Inc.,
7.38%, 3/30/21, Callable
3/30/18 @ 103.69 (b)	1,100,000	1,163,250
Brazil — 6.0%
Banco Bradesco SA, Registered,
4.10%, 3/23/15	9,000,000	9,157,500
Banco do Estado do Rio Grande
do Sul SA, Registered,
7.38%, 2/2/22	1,900,000	2,000,586
Banco Votorantim, Registered,
5.25%, 2/11/16	200,000	208,408
Caixa Economica Federal, 4.50%,
10/3/18 (b)	1,200,000	1,219,500
Caixa Economica Federal,
Registered, 2.38%, 11/6/17	3,750,000	3,628,125
Centrais Eletricas Brasileiras SA,
Registered, 6.88%, 7/30/19	1,080,000	1,198,800
Centrais Eletricas Brasileiras SA,
Registered, 5.75%, 10/27/21	3,675,000	3,711,750
Federal Republic of Brazil, 6.00%,
1/17/17	5,900,000	6,495,900
Federal Republic of Brazil, 4.88%,
1/22/21	6,800,000	7,323,600
Federal Republic of Brazil,
11.00%, 8/17/40, Callable
8/17/15 @ 100	900,000	992,250
Petrobras International Finance
Co., 6.13%, 10/6/16	15,014,000	16,269,020
Petrobras International Finance
Co., 7.88%, 3/15/19	800,000	924,696
		53,130,135
Chile — 0.7%
Banco del Estado de Chile,
2.00%, 11/9/17 (b)	2,600,000	2,612,663
Codelco, Inc., Registered, 3.88%,
11/3/21	930,000	955,923
CorpBanca SA, 3.13%, 1/15/18	2,400,000	2,394,518
Empresa Nacional de Petroleo,
Registered, 4.75%, 12/6/21	465,000	489,938
		6,453,042
China — 2.5%
CNOOC Curtis Funding No. 1 Pty
Ltd., 4.50%, 10/3/23 (b)	1,425,000	1,483,107
CNOOC Finance (2013) Ltd.,
1.13%, 5/9/16	1,300,000	1,301,507
CNPC General Capital Ltd.,
1.45%, 4/16/16 (b)	800,000	799,886
Sinopec Capital (2013) Ltd.,
1.25%, 4/24/16 (b)	3,300,000	3,291,146
Sinopec Group Overseas
Development (2012) Ltd.,
Registered, 3.90%, 5/17/22	10,000,000	10,095,949
Sinopec Group Overseas
Development (2013) Ltd.,
4.38%, 10/17/23 (b)	5,400,000	5,572,784
		22,544,379
Colombia — 7.7%
Banco Davivienda SA,
Registered, 2.95%, 1/29/18	5,000,000	4,975,000
Banco de Bogota SA, Registered,
5.00%, 1/15/17	2,200,000	2,330,900
Bancolombia SA, 6.13%, 7/26/20	725,000	786,625
Bancolombia SA, 5.95%, 6/3/21	1,500,000	1,653,750
Grupo Aval Ltd., Registered,
5.25%, 2/1/17	3,410,000	3,614,600
Grupo Aval Ltd., Registered,
4.75%, 9/26/22	830,000	827,925
Republic of Colombia, 8.25%,
12/22/14	1,040,000	1,067,040
Republic of Colombia, 7.38%,
1/27/17	20,955,000	23,836,312
Republic of Colombia, 7.38%,
3/18/19	18,120,000	21,789,300
Republic of Colombia, 4.38%,
7/12/21	5,000,000	5,325,000
Republic of Colombia, 2.63%,
3/15/23, Callable 12/15/22
@ 100	825,000	771,375
Republic of Colombia, 6.13%,
1/18/41	1,330,000	1,586,025
		68,563,852
Costa Rica — 0.1%
Republic of Costa Rica, 4.25%,
1/26/23 (b)	1,200,000	1,131,000
Gabon — 0.4%
Gabonese Republic, 6.38%,
12/12/24 (b)	3,100,000	3,371,870
India — 0.2%
Vedanta Resources plc,
Registered, 6.75%, 6/7/16	1,400,000	1,469,300
Indonesia — 4.7%
PT Pertamina (Persero) Tbk,
4.30%, 5/20/23 (b)	1,300,000	1,248,000
PT Pertamina Tbk, Registered,
4.88%, 5/3/22	1,300,000	1,306,500
Republic of Indonesia, 3.38%,
4/15/23 (b)	950,000	900,125
Republic of Indonesia, 5.88%,
1/15/24 (b)	3,700,000	4,157,875

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of July 31, 2014 (Unaudited)

	Principal Amount ($)	Value ($)
Yankee Dollars, continued
Indonesia, continued
Republic of Indonesia,
Registered, 7.25%, 4/20/15	4,784,000	5,005,260
Republic of Indonesia,
Registered, 7.50%, 1/15/16	4,323,000	4,685,267
Republic of Indonesia,
Registered, 5.88%, 3/13/20	2,990,000	3,341,325
Republic of Indonesia,
Registered, 4.88%, 5/5/21	12,160,000	12,904,800
Republic of Indonesia,
Registered, 3.75%, 4/25/22	3,525,000	3,463,313
Republic of Indonesia,
Registered, 5.38%, 10/17/23	4,500,000	4,879,665
Republic of Indonesia,
Registered, 5.38%, 10/17/23	250,000	271,250
Republic of Indonesia,
Registered, 5.25%, 1/17/42	425,000	418,625
		42,582,005
Kazakhstan — 1.5%
Development Bank of
Kazakhstan, 4.13%,
12/10/22 (b)	1,750,000	1,658,125
KazMunaiGaz Finance Sub B.V.,
Registered, 11.75%, 1/23/15	11,281,000	11,821,811
		13,479,936
Lithuania — 0.1%
Republic of Lithuania, Registered,
7.38%, 2/11/20	870,000	1,061,400
Mexico — 2.3%
Comision Federal de Electricidad,
4.88%, 1/15/24 (b)	1,600,000	1,688,000
Petroleos Mexicanos, 4.88%,
3/15/15	2,000,000	2,046,000
Petroleos Mexicanos, 4.88%,
1/18/24 (b)	250,000	265,000
United Mexican States, 5.63%,
1/15/17	5,610,000	6,168,195
United Mexican States, Series A,
6.05%, 1/11/40	6,470,000	7,814,143
United Mexican States, 4.75%,
3/8/44, MTN	330,000	330,825
United Mexican States, 5.55%,
1/21/45	2,370,000	2,678,100
		20,990,263
Namibia — 0.1%
Namibia International Bond,
Registered, 5.50%, 11/3/21	1,090,000	1,169,025
Panama — 0.7%
Republic of Panama, 5.20%,
1/30/20	5,240,000	5,798,060
Republic of Panama, 6.70%,
1/26/36	360,000	442,800
		6,240,860
Peru — 1.8%
Banco de Credito del Peru,
Registered, 5.38%, 9/16/20	780,000	847,275
BBVA Banco Continental SA,
Registered, 2.25%, 7/29/16	5,000,000	5,042,500
Continental Senior Trust,
Registered, 5.75%, 1/18/17	3,150,000	3,406,032
Republic of Peru, 8.38%, 5/3/16	4,525,000	5,090,625
Republic of Peru, 6.55%, 3/14/37	1,660,000	2,083,300
		16,469,732
Republic of Serbia — 0.5%
Republic of Serbia, 5.88%,
12/3/18 (b)	2,800,000	2,985,500
Republic of Serbia, 4.88%,
2/25/20	925,000	945,813
Republic of Serbia, Registered,
5.25%, 11/21/17	410,000	427,425
		4,358,738
South Africa — 2.1%
Eskom Holdings SOC Ltd.,
6.75%, 8/6/23 (b)	800,000	857,000
Republic of South Africa, 6.88%,
5/27/19	11,570,000	13,271,716
Republic of South Africa, 5.88%,
5/30/22	3,400,000	3,789,300
Republic of South Africa, 5.88%,
9/16/25	1,200,000	1,326,240
		19,244,256
South Korea — 0.4%
Export-Import Bank of Korea,
0.98%, 1/14/17 (a)	3,600,000	3,623,512
Turkey — 7.6%
Akbank TAS, Registered, 5.13%,
7/22/15	9,080,000	9,341,049
Republic of Turkey, 7.25%,
3/15/15	18,392,000	19,072,504
Republic of Turkey, 7.00%,
9/26/16	19,200,000	21,143,999
Republic of Turkey, 7.50%,
7/14/17	2,860,000	3,253,090
Republic of Turkey, 6.75%,
4/3/18	1,800,000	2,025,000
Republic of Turkey, 7.50%,
11/7/19	540,000	639,522
Republic of Turkey, 6.25%,
9/26/22	5,500,000	6,262,850
Turkiye Halk Bankasi AS, 3.88%,
2/5/20 (b)	2,500,000	2,395,000
Turkiye Is Bankasi AS, 3.88%,
11/7/17 (b)	1,000,000	1,009,500
Turkiye Is Bankasi AS, 5.50%,
4/21/19 (b)	1,450,000	1,513,438
Turkiye Vakiflar Bankasi TAO,
5.00%, 10/31/18 (b)	800,000	819,120
		67,475,072
Uruguay — 0.2%
Republica Oriental del Uruguay,
4.50%, 8/14/24	1,755,000	1,851,525
Republica Oriental del Uruguay,
6.88%, 9/28/25	275,000	339,763
		2,191,288
Venezuela — 0.9%
Petroleos de Venezuela SA,
Registered, 5.25%, 4/12/17	1,475,000	1,242,688
Petroleos de Venezuela SA,
Registered, 8.50%, 11/2/17	7,425,000	6,914,531
		8,157,219

TOTAL YANKEE DOLLARS
(COST $360,032,777)		364,870,134

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of July 31, 2014 (Unaudited)

	Shares	Value ($)
Investment Companies — 58.1%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (c)	521,852,766	521,852,766

TOTAL INVESTMENT COMPANIES
(COST $521,852,766)		521,852,766
TOTAL INVESTMENT SECURITIES
(COST $886,154,187) — 99.1%		890,254,687

Percentages indicated are based on net assets of $898,073,747.
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2014. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b)

Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(c)	The rate represents the annualized one-day yield that was in effect on July 31, 2014.
MTN	Medium Term Note

The Fund invested, as a percentage of net assets at value, in the following industries, as of July 31, 2014:

Percentage of
Industry	Net Assets at Value (%)
Investment Companies	58.1
Sovereign Bonds	25.1
Oil, Gas & Consumable Fuels	7.0
Banks	6.9
Electric Utilities	0.8
Capital Markets	0.5
Metals & Mining	0.3
Sovereign Bond	0.2
Media	0.1
Diversified Financial Services	0.1
Total	99.1

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of July 31, 2014 (Unaudited)

Interest Rate Swap Agreements

At July 31, 2014, the Fund's open interest rate swap agreements were as follows:

Pay/								Unrealized
Receive		Fixed			Notional			Appreciation/
Floating		Rate	Expiration		Amount	Notional		(Depreciation
Rate	Floating Rate Index	(%)	Date	Counterparty	(Local)	Amount ($)	Value ($)	($)
Receive	3-Month LIBOR BBA	1.96	5/17/22	Standard Chartered Bank	1,200,000 USD	1,200,000	36,568	36,568
Receive	3-Month LIBOR BBA	1.77	8/10/22	Barclays Bank PLC	13,000,000 USD	13,000,000	570,113	570,113
							606,681	606,681

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of July 31, 2014 (Unaudited)

Credit Default Swap Agreements - Buy Protection(a)

At July 31, 2014, the Fund's open credit default swap agreements were as follows:

		Expiration	Implied Credit Spread at July 31, 2014	Notional Amount	Fixed		Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Underlying Instrument	Counterparty	Date	(%)(b)	($)(c)	Rate (%)	Value ($)	($)	($)
CDX.EM 21	Barclays Bank PLC	6/20/19	2.74	29,100,000	5.00	(3,095,272)	(2,825,610)	(269,662)
CDX.EM 21	Barclays Bank PLC	6/20/19	2.74	14,400,000	5.00	(1,531,681)	(1,398,240)	(133,441)
Emirate of Abu Dhabi	Barclays Bank PLC	6/20/18	0.57	4,400,000	1.00	(107,794)	(72,021)	(35,773)
Republic of Korea	JPMorgan Chase Bank N.A.	9/20/17	0.56	100,000	1.00	(2,393)	1,211	(3,604)
Republic of Korea	JPMorgan Chase Bank N.A.	9/20/17	0.56	5,000,000	1.00	(119,649)	12,067	(131,716)
Republic of Korea	Credit Suisse International	6/20/18	0.57	6,000,000	1.00	(150,048)	(63,927)	(86,121)
Republic of Korea	JPMorgan Chase Bank N.A.	6/20/18	0.56	7,000,000	1.00	(175,056)	(59,599)	(115,457)
Republic of Korea	JPMorgan Chase Bank N.A.	6/20/18	2.12	7,000,000	1.00	(175,056)	(45,513)	(129,543)
Republic of Korea	JPMorgan Chase Bank N.A.	6/20/18	0.56	6,000,000	1.00	(150,048)	(77,634)	(72,414)
Republic of Korea	Barclays Bank PLC	12/20/18	0.56	5,500,000	1.00	(137,778)	(97,533)	(40,245)
Republic of Korea	JPMorgan Chase Bank N.A.	12/20/18	0.56	10,500,000	1.00	(263,031)	(191,452)	(71,579)
Republic of Korea	Barclays Bank PLC	12/20/18	0.56	5,500,000	1.00	(137,778)	(97,481)	(40,297)
Republic of Korea	JPMorgan Chase Bank N.A.	6/20/18	0.56	5,500,000	1.00	(137,544)	(65,689)	(71,855)
Republic of Philippines	JPMorgan Chase Bank N.A.	9/20/17	0.97	1,700,000	1.00	(29,868)	38,756	(68,624)
Republic of Ukraine	Bank of America	3/20/19	8.39	9,000,000	5.00	943,703	736,153	207,550
Republic of Ukraine	Bank of America	3/20/19	8.39	3,000,000	5.00	314,568	276,035	38,533
State of Qatar	Barclays Bank PLC	9/20/17	0.59	6,250,000	1.00	(143,236)	74,259	(217,495)
						(5,097,961)	(3,856,218)	(1,241,743)

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of July 31, 2014 (Unaudited)

Credit Default Swap Agreements - Sell Protection(a)

At July 31, 2014, the Fund's open credit default swap agreements were as follows:

		Expiration	Implied Credit Spread at July 31, 2014	Notional Amount	Fixed Rate		Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Underlying Instrument	Counterparty	Date	(%)(b)	($)(c)	(%)	Value ($)	($)	($)
Federative Republic of Brazil	JPMorgan Chase Bank N.A.	6/20/18	1.20	2,500,000	1.00	(19,496)	(46,715)	27,219
Federative Republic of Brazil	Credit Suisse International	6/20/18	1.27	14,000,000	1.00	(109,175)	(297,735)	188,560
Federative Republic of Brazil	Barclays Bank PLC	6/20/18	2.12	2,500,000	1.00	(19,565)	(39,915)	20,350
Federative Republic of Brazil	JPMorgan Chase Bank N.A.	9/20/18	1.61	13,000,000	1.00	(275,546)	(716,665)	441,119
Federative Republic of Brazil	JPMorgan Chase Bank N.A.	3/20/19	1.75	12,700,000	1.00	(388,989)	(725,926)	336,937
People's Republic of China	JPMorgan Chase Bank N.A.	6/20/18	1.54	5,500,000	1.00	98,921	71,224	27,697
People's Republic of China	JPMorgan Chase Bank N.A.	6/20/18	0.60	6,000,000	1.00	107,913	83,678	24,235
People's Republic of China	Credit Suisse International	6/20/18	0.60	6,000,000	1.00	107,913	37,634	70,279
Republic of Brazil	Credit Suisse International	6/20/18	1.27	4,500,000	1.00	(35,092)	(96,534)	61,442
Republic of Peru	JPMorgan Chase Bank N.A.	6/20/17	0.52	100,000	1.00	1,681	(3,224)	4,905
Republic of South Africa	JPMorgan Chase Bank N.A.	12/20/17	1.40	3,500,000	1.00	(39,758)	(99,897)	60,139
Republic of Turkey	Barclays Bank PLC	12/20/17	1.40	3,500,000	1.00	(39,758)	(88,148)	48,390
Republic of Turkey	Barclays Bank PLC	6/20/19	1.71	10,500,000	1.00	(360,348)	(724,262)	363,914
						(971,299)	(2,646,485)	1,675,186

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

At July 31, 2014, the Fund's open forward foreign currency exchange contracts were as follows:

						Net Unrealized
						Appreciation/
		Delivery	Contract Amount	Contract		(Depreciation)
Short Contracts	Counterparty	Date	(Local Currency)	Value ($)	Value ($)	($)
Brazilian Real	Barclays Bank PLC	11/4/14	253,762	107,732	108,886	(1,154)
Chilean Peso	Standard Chartered Bank	9/8/14	35,593,968	62,331	61,994	337
European Euro	Barclays Bank PLC	10/31/14	1,286,517	1,750,000	1,723,067	26,933
European Euro	Standard Chartered Bank	10/31/14	30,682,212	41,570,167	41,093,508	476,659
Hungarian Forint	Standard Chartered Bank	11/6/14	9,446,507,980	41,121,835	40,206,633	915,202

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of July 31, 2014 (Unaudited)

						Net Unrealized
						Appreciation/
		Delivery	Contract Amount	Contract		(Depreciation)
Short Contracts	Counterparty	Date	(Local Currency)	Value ($)	Value ($)	($)
Mexican Peso	Bank of America	8/8/14	255,815,213	19,691,000	19,341,063	349,937
Mexican Peso	Barclays Bank PLC	8/8/14	157,892,614	12,154,000	11,937,566	216,434
Mexican Peso	Barclays Bank PLC	8/8/14	126,895,600	9,568,000	9,594,018	(26,018)
Mexican Peso	Credit Suisse	8/8/14	126,925,389	9,567,000	9,596,270	(29,270)
Mexican Peso	Standard Chartered Bank	8/8/14	176,412,598	13,298,000	13,337,780	(39,780)
Mexican Peso	Standard Chartered Bank	8/8/14	157,921,407	12,155,000	11,939,743	215,257
Mexican Peso	UBS Warburg	8/8/14	126,877,554	9,567,000	9,592,654	(25,654)
Mexican Peso	Standard Chartered Bank	12/23/14	573,196,912	43,821,389	42,921,393	899,996
Polish Zloty	Barclays Bank PLC	8/18/14	134,076,596	43,521,547	42,937,853	583,694
Polish Zloty	UBS Warburg	8/18/14	4,273,815	1,391,957	1,368,684	23,273
South African Rand	Standard Chartered Bank	9/17/14	150,708,286	14,194,329	13,952,783	241,546
Turkish Lira	Barclays Bank PLC	8/15/14	267,069	126,872	124,233	2,639
Turkish Lira	Barclays Bank PLC	8/15/14	30,853,382	13,915,000	14,352,081	(437,081)
Turkish Lira	JPMorgan Chase Bank N.A.	8/15/14	15,229,347	6,874,000	7,084,242	(210,242)
Turkish Lira	Standard Chartered Bank	8/15/14	28,530,200	12,881,620	13,271,406	(389,786)
				307,338,779	304,545,857	2,792,922

Long Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Indian Rupee	Standard Chartered Bank	11/14/14	4,333,185	71,117	69,850	(1,267)
Indonesian Rupiah	Barclays Bank PLC	10/17/14	56,917,140,000	4,819,402	4,846,950	27,548
Mexican Peso	Barclays Bank PLC	8/8/14	173,498,574	13,258,335	13,117,464	(140,871)
Mexican Peso	Standard Chartered Bank	8/8/14	573,196,912	44,252,057	43,336,895	(915,162)
Mexican Peso	Standard Chartered Bank	8/8/14	149,649,144	11,335,511	11,314,313	(21,198)
Mexican Peso	Standard Chartered Bank	8/8/14	232,395,744	17,405,965	17,570,420	164,455
Polish Zloty	UBS Warburg	8/18/14	87,704,720	28,907,291	28,087,322	(819,969)
Russian Ruble	Standard Chartered Bank	10/16/14	3,999,150	112,614	109,708	(2,906)
South African Rand	Standard Chartered Bank	9/17/14	115,410,741	10,577,952	10,684,887	106,935
Turkish Lira	Barclays Bank PLC	8/15/14	74,879,998	31,978,134	34,831,961	2,853,827
Turkish Lira	Barclays Bank PLC	11/17/14	267,069	124,564	121,775	(2,789)
				162,842,942	164,091,545	1,248,603

HSBC RMB FIXED INCOME FUND

Schedule of Portfolio Investments — as of July 31, 2014 (Unaudited)

	Principal
	Amount ($)	Value ($)
Foreign Bonds — 92.9%†
Brazil — 2.3%
Banco BTG Pactual SA, Series G,
4.10%, 3/26/16 (a)	2,000,000	320,181
China — 51.8%
Agile Property Holdings Ltd., 6.50%,
2/28/17	2,000,000	322,599
AVIC International Finance &
Investment Ltd., 4.80%, 7/9/15	2,000,000	325,544
AVIC International Finance &
Investment Ltd., 4.80%, 4/10/17 (a)	2,000,000	327,869
Bank of China (Luxembourg) SA,
Series E, 3.50%, 5/15/17	2,000,000	324,141
Baosteel Group Corp. Ltd.,
Registered, 4.15%, 3/1/17 (a)	2,000,000	326,971
Beijing Capital Hong Kong Ltd.,
4.70%, 6/20/17 (a)	1,170,000	189,645
Bestgain Real Estate Lyra Ltd.,
4.50%, 12/4/18	2,000,000	324,430
Bitronic Ltd., 4.00%, 12/12/15 (a)	3,000,000	485,625
China City Construction International
Co. Ltd., 5.35%, 7/3/17	2,000,000	324,842
China Guangdong Nuclear Power
Holding Co. Ltd., Registered,
3.75%, 11/1/15 (a)	2,000,000	324,465
China Merchants Bank Co. Ltd.,
4.10%, 4/10/17 (a)	2,000,000	327,176
China Unicom Ltd., Series E, 4.00%,
4/16/17	1,890,000	305,995
Eastern Creation II Investment
Holdings Ltd., Series E, 3.75%,
6/27/17 (a)	2,130,000	344,903
Greentown China Holdings, 5.63%,
5/13/16	1,000,000	160,111
Huaneng Power International, Inc.,
3.85%, 2/5/16 (a)	2,000,000	322,958
Industrial & Commercial Bank of
China Ltd., 3.40%, 2/11/16	1,000,000	162,236
Industrial & Commercial Bank of
China Ltd., Registered, 3.75%,
11/19/18	1,000,000	162,544
Kaisa Group Holdings Ltd., 6.88%,
4/22/16	2,000,000	326,794
Longfor Properties Co. Ltd., 6.75%,
5/28/18	1,500,000	247,395
Maikun Investment Co. Ltd., 4.50%,
6/6/17 (a)	1,790,000	288,779
New World China Land Ltd., 8.50%,
4/11/15 (a)	2,000,000	333,455
RKI Finance 2013 Ltd., 6.00%,
12/3/16	2,000,000	323,799
Sinochem Hong Kong Group Co.
Ltd., 3.55%, 5/13/17	2,000,000	322,650
Times Property Holding Ltd., 10.38%,
7/16/17 (a)	1,000,000	161,693
		7,066,619
France — 3.6%
Veolia Environnement SA, Series E,
4.50%, 6/28/17 (a)	3,000,000	498,758
Germany — 1.2%
BSH Bosch und Siemens Hausgerate
GmbH, Registered, 3.80%,
7/24/17 (a)	1,000,000	165,035
Hong Kong — 20.9%
Dorsett Hospitality International Ltd.,
Series E, 6.00%, 4/3/18 (a)	2,000,000	319,388
Eastern Air Overseas (Hong Kong)
Corp. Ltd., 4.00%, 8/8/14 (a)	2,000,000	323,636
Gemdale International Holdings Ltd.,
9.15%, 7/26/15 (a)	2,000,000	336,762
Lafarge Shui On Cement Ltd.,
Registered, 9.00%, 11/14/14 (a)	2,000,000	328,318
Lai Fung Holdings Ltd., 6.88%,
4/25/18	2,000,000	313,369
Noble Group Ltd., Series E, 4.00%,
1/30/16	2,000,000	325,048
Rainbow Days Ltd., Registered,
3.00%, 6/30/16 (a)	2,000,000	318,030
SK Global Chemical Co. Ltd., 4.13%,
9/26/16	2,000,000	327,139
Starway Assets Enterprises, Inc.,
4.10%, 1/22/17	1,600,000	259,175
		2,850,865
Japan — 4.8%
Mitsubishi UFJ Lease & Finance Co.
Ltd., Series E, 3.28%, 2/27/17	2,000,000	324,147
Mitsui & Co. Ltd., Series E, 4.25%,
3/1/17 (a)	2,000,000	332,240
		656,387
Singapore — 2.4%
Global Logistic Properties Ltd.,
Registered, 3.37%, 5/11/16 (a)	2,000,000	322,958
United Kingdom — 1.2%
BP Capital Markets plc, Series E,
3.65%, 2/28/19 (a)	1,000,000	163,739
United States — 4.7%
Caterpillar Financial Services Corp.,
Registered, 3.35%, 11/26/14	2,000,000	323,859
Yum! Brands, Inc., Registered,
2.38%, 9/29/14 (a)	2,000,000	322,942
		646,801

TOTAL FOREIGN BONDS
(COST $12,541,648)		12,691,343

	Shares
Investment Companies — 1.7%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (b)	236,043	236,043

TOTAL INVESTMENT COMPANIES
(COST $236,043)		236,043
TOTAL INVESTMENT SECURITIES
(COST $12,778,122) — 94.6%		12,927,386

HSBC RMB FIXED INCOME FUND

Schedule of Portfolio Investments — as of July 31, 2014 (Unaudited)

Percentages indicated are based on net assets of $13,665,947.
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2014. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2014.

The Fund invested, as a percentage of net assets at value, in the following industries, as of July 31, 2014:

Percentage of
Industry	Net Assets at Value (%)
Real Estate Management &
Development	23.4
Diversified Financial Services	10.1
Banks	7.2
Chemicals	4.8
Electric Utilities	4.8
Construction & Engineering	4.8
Transportation Infrastructure	4.8
Trading Companies & Distributors	4.7
Hotels, Restaurants & Leisure	4.7
Water Utilities	3.5
Distributors	2.4
Machinery	2.4
Metals & Mining	2.4
Construction Materials	2.4
Airlines	2.4
Diversified Telecommunication
Services	2.2
Automobiles	2.1
Investment Companies	1.7
Commercial Services & Supplies	1.4
Household Durables	1.2
Oil, Gas & Consumable Fuels	1.2
Total	94.6

Notes to Schedules of Portfolio Investments
(Unaudited)	July 31, 2014

1. Organization:

The HSBC Funds (the “Trust’’), a Massachusetts business trust organized on April 22, 1987, and is registered under the Investment Company Act of 1940, as amended (the “Act’’), as open-end management investment companies. As of July 31, 2014, the Trust is composed of 15 separate operational funds, each a series of the HSBC Family of Funds, which also includes the HSBC Advisor Funds Trust and the HSBC Portfolios (the “Trusts’’). The accompanying Schedules of Portfolio Investments (“Schedules”) are presented for the following funds (individually a “Fund”, collectively the “Funds”):

Fund	Short Name
HSBC Growth Fund	Growth Fund
HSBC Opportunity Fund	Opportunity Fund
(Individually a “Feeder Fund”, collectively the “Feeder Funds”)

HSBC Prime Money Market Fund	Prime Money Market Fund
HSBC U.S. Government Money Market Fund	U.S. Government Money Market Fund
HSBC U.S. Treasury Money Market Fund	U.S. Treasury Money Market Fund
(Individually a “Money Market Fund”, collectively the “Money Markets Funds”)

Aggressive Strategy Fund	Aggressive Strategy Fund
Balanced Strategy Fund	Balanced Strategy Fund
Moderate Strategy Fund	Moderate Strategy Fund
Conservative Strategy Fund	Conservative Strategy Fund
Income Strategy Fund	Income Strategy Fund
(Individually a “World Selection Fund”, collectively the “World Selection Funds”)

HSBC Emerging Markets Debt Fund	Emerging Markets Debt Fund
HSBC Emerging Markets Local Debt Fund	Emerging Markets Local Debt Fund
HSBC Frontier Markets Fund	Frontier Markets Fund
HSBC Total Return Fund	Total Return Fund
HSBC RMB Fixed Income Fund	RMB Fixed Income Fund
(Individually a “Emerging Markets Fund”, collectively the “Emerging Markets Funds”)

The Feeder Funds, Money Market Funds, World Selection Funds and Emerging Markets Funds are collectively referred to as the “Funds.”

The HSBC Growth Portfolio and the HSBC Opportunity Portfolio (individually a “Portfolio”, collectively the “Portfolios”) are a diversified series of the HSBC Portfolios (the “Portfolios Trust”). The Portfolios Trust is an open-end management investment company organized as a master trust fund under the laws of the State of New York on November 1, 1994. The Portfolios operate as master funds in master-feeder arrangements, in which other funds invest all or part of their investable assets in the Portfolios. The Portfolios also receive investments from funds of funds. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in the Portfolios.

The Feeder Funds utilize the master-feeder fund structure and seek to achieve their investment objectives by investing all of their investable assets in their respective Portfolios (as defined below):

		Proportionate
		Interest on
Feeder Fund	Respective Portfolio	July 31, 2014
Growth Fund	HSBC Growth Portfolio	92.7%
Opportunity Fund	HSBC Opportunity Portfolio	8.0%

The World Selection Funds, excluding the Income Strategy Fund, (“World Selection Feeder Funds”), currently invest in the Portfolios as follows:

	Proportionate Ownership	Proportionate Ownership
	Interest in Growth Portfolio	Interest in Opportunity
World Selection Feeder Fund	on July 31, 2014	Portfolio on July 31, 2014
Aggressive Strategy Fund	1.7%	0.4%
Balanced Strategy Fund	3.2%	0.7%
Moderate Strategy Fund	1.9%	0.4%
Conservative Strategy Fund	0.6%	0.1%

The Portfolios’ Schedules are published separately and should be read in conjunction with the Schedules of the Feeder Funds and the World Selection Feeder Funds.

All of the World Selection Funds are diversified and are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Each of the World Selection Funds is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in a combination of mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Affiliated Underlying Funds”), as well as mutual funds managed by other investment advisers and exchange-traded funds (“Unaffiliated Underlying Funds” and, together with the Affiliated Underlying Funds, the “Underlying Funds”). Each World Selection Fund invests according to the investment objectives and strategies described in its Prospectus.

All of the Emerging Markets Funds are non-diversified and are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share.

All of the Money Market Funds are diversified and are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by each Fund and each Portfolio in the preparation of their Schedule. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of Schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation:

A. Feeder Funds, Emerging Markets Funds and Portfolios

The Feeder Funds, Emerging Markets Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

B. Money Market Funds

Investments of the Money Market Funds are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, which approximates fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

C. World Selection Funds

The World Selection Funds record their investments in the Underlying Funds at the net asset value reported by those funds. The World Selection Feeder Funds record their investments in the Portfolios at fair value. The underlying securities of the Portfolios are recorded at fair value, as more fully discussed in the notes to those financial statements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value in funds or Portfolios in which the World Selection Funds are invested are described in their respective notes to financial statements. The valuation techniques employed by the World Selection Funds are further described in Note 3 below.

Investment Transactions:

A. Feeder Funds and World Selection Feeder Funds

The Feeder Funds and World Selection Feeder Funds record investments into the Portfolios on a trade date basis. Changes in holdings of the Underlying Funds for each World Selection Fund are reflected no later than one business day after trade date. However, for financial reporting purposes, changes in holdings of the Underlying Funds are accounted for on trade date.

B. Portfolios, Money Market Funds and Emerging Markets Funds

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date.

Foreign Currency Translation:

The accounting records of the Funds and the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Restricted and Illiquid Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act’’) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the Investment Adviser based on procedures established by the Board of Trustees (“Trustees”) of the Trust and the Portfolios Trust. Therefore, not all restricted securities are considered illiquid. At July 31, 2014, all restricted securities held were deemed liquid.

Participation Notes and Participatory Notes:

The Frontier Markets Fund may invest in participation notes or participatory notes (“P-notes”). P-notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. If the P-note was held to maturity, the issuer would pay to, or receive from, the purchaser the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The holder of a P-note that is linked to a particular underlying security or instrument may be entitled to receive any dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. P-notes involve transaction costs. Investments in P-notes involve the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate. In addition, there can be no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the underlying value of the security, instrument or market that it seeks to replicate. Due to liquidity and transfer restrictions, the secondary markets on which a P-note is traded may be less liquid than the market for other securities, or may be completely illiquid, which may also affect the ability of a fund to accurately value a P-note. P-notes typically constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, which subjects the Fund that holds them to counterparty risk (and this risk may be magnified if the Fund purchases P-notes from only a small number of issuers).

Repurchase Agreements:

The Money Market Funds (except the U.S. Treasury Money Market Fund) may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer’’ (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The U.S. Treasury Money Market Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury Obligations. The repurchase price generally equals the price paid by a Money Market Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Money Market Funds’ custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Master Repurchase Agreements (“MRA”) permit the Money Market Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Money Market Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to terms of the MRA, the Money Market Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Money Market Fund upon the maturity of the transaction. Upon bankruptcy or insolvency of the MRA counterparty, the Money Market Fund would recognize a liability with respect to such excess collateral to reflect the Money Market Fund’s obligation under bankruptcy law to return the excess to the counterparty. There is potential for loss to a Money Market Fund in the event the Money Market Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Money Market Fund seeks to assert its rights.

Derivative Instruments:

All open derivative positions at period end are reflected on each Fund’s Schedule. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Forward Foreign Currency Exchange Contracts:

Each Emerging Market Fund may enter into forward foreign currency exchange contracts. The Emerging Market Funds may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of securities denominated in a particular currency or to enhance return. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

The Emerging Market Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Emerging Market Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Emerging Markets Funds have sought to mitigate these risks by generally requiring the posting of collateral to a Fund at prearranged exposure levels to cover a Fund’s exposure to the counterparty.

As of July 31, 2014, the Emerging Markets Funds entered into forward foreign currency exchange contracts to gain exposure to certain markets and for hedging purposes.

Options Contracts:

The Emerging Markets Funds may purchase or write put and call options on securities, indices, foreign currencies and derivative instruments. When purchasing options, the Emerging Markets Funds pay a premium which is recorded as the cost basis in the investment which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain or loss on the transaction. When writing options, the Emerging Markets Funds receive a premium which is recorded as a liability which is subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses.

The Emerging Markets Funds may purchase or write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. The Emerging Markets Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Emerging Markets Funds may enter into interest rate swaption agreements for hedging purposes. A swaption is an option to enter into a predefined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises their option. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed rate receiver or a fixed rate buyer. The Emerging Markets Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in interest rates.

The Emerging Markets Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Emerging Markets Funds have sought to mitigate these risks by generally requiring the posting of collateral to an Emerging Markets Fund at prearranged exposure levels to cover an Emerging Markets Fund’s exposure to the counterparty.

Futures Contracts:

Each Emerging Markets Fund may invest in futures contracts for the purpose of hedging existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest conditions. Upon entering into futures contracts, the Emerging Markets Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Emerging Markets Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Emerging Markets Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Emerging Markets Funds and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. As of July 31, 2014, the Emerging Market Debt Fund and Total Return Fund invested in futures contracts to gain exposure to certain markets and for hedging purposes.

Swap Agreements:

The Emerging Markets Funds may enter into swap contracts in accordance with their investment objectives and policies. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term specified index includes currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices.

The Emerging Markets Funds will usually enter into swaps on a net basis, which means that the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with an Emerging Markets Fund receiving or paying only the net amount of the two returns. Upfront receipts and payments are recorded as deferred income (liability) or deferred expense (asset), as the case may be. These upfront receipts and payments are amortized to income or expense over the life of the swap agreement. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus income on the instruments, less the interest paid by the Fund on the notional amount, is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. An Emerging Market Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Emerging Market Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities or pledging such securities as collateral.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that an Emerging Market Fund is contractually obligated to make. If the other party to an interest rate swap defaults, an Emerging Market Fund’s risk of loss consists of the net amount of interest payments that the Emerging Market Fund is contractually entitled to receive.

Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index and are subject to credit risk exposure. The maximum potential amount of future payments that an Emerging Market Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of July 31, 2014 for which an Emerging Market Fund is the seller of protection are disclosed in the Schedules. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by an Emerging Market Fund for the same referenced entity or entities.

The Emerging Markets Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Emerging Markets Funds have sought to mitigate these risks by generally requiring the posting of collateral to an Emerging Market Fund at prearranged exposure levels to cover an Emerging Market Fund’s exposure to the counterparty.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of an Emerging Market Fund would be less favorable than it would have been if this investment technique were not used.

As of July 31, 2014, the Emerging Markets Local Debt Fund and the Total Return Fund entered into interest rate swap agreements to manage their exposure to interest rates and as a substitute for investing directly in securities. The Emerging Markets Debt Fund and Total Return Fund also entered into credit default swap agreements primarily to manage and/or gain exposure to credit risk.

3. Investment Valuation Summary:

The valuation techniques employed by the Funds and the Portfolios, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ and the Portfolios’ investments are summarized in the three broad levels listed below:

  Level 1—quoted prices in active markets for identical assets

  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

  Level 3—significant unobservable inputs (including the Fund’s and the Portfolios’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Funds and the Portfolios determine transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Feeder Funds and World Selection Funds

The World Selection Funds record their investments in the Underlying Funds at the net asset value reported by those funds and are typically categorized as Level 1 in the fair value hierarchy. The Feeder Funds and World Selection Feeder Funds record their investments in their respective Portfolios at fair value and are typically categorized as Level 2 in the fair value hierarchy. The underlying securities of the Portfolios are recorded at fair value, as more fully discussed below.

Portfolios and Emerging Markets Funds

Exchange traded, domestic equity securities are valued at the last sales price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market and are typically categorized as Level 1 in the fair value hierarchy.

Exchange traded, foreign equity securities are valued in the appropriate currency at the last quoted sale price, or in the absence of recorded sales, at the readily available closing bid price on such exchange. If no sale is available because the country is on holiday the previous day’s last quoted sales price would be utilized. These securities are typically categorized as Level 1 in the fair value hierarchy. Foreign equity securities that are not exchanged traded are valued in the appropriate currency at the average of the quoted bid and asked prices in the over-the-counter market and are typically categorized as Level 2 in the fair value hierarchy.

Rights and Warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. The time value of the warrants may also be considered by the Advisor. These instruments are typically categorized as Level 1 in the fair value hierarchy.

P-notes are valued by taking the last sales price of the underlying security on its primary exchange. In the absence of a recorded sale on the underlying security the readily available closing bid price on such exchange will be used. If no sale is available because the country is on holiday the previous day’s last quoted sales price would be utilized. All local prices will be converted to U.S. dollars using the foreign currency exchange rate as of the close of regular trading on the New York Stock Exchange. These instruments are typically categorized as Level 2 in the fair value hierarchy.

Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Mutual funds are valued at their net asset values, as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Exchange traded futures contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy.

Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the prevailing forward rates and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange, as provided by an approved pricing service, and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps and options, are generally valued by using a valuation provided by an approved independent pricing service and are typically categorized as Level 2 in the fair value hierarchy.

Repurchase agreements are valued at original cost and are typically categorized as Level 2 in the fair value hierarchy.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued at the bid price as of the time net asset value is determined on the basis of valuations furnished by a pricing service, the use of which has been approved by the Emerging Market Funds’ Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and matrix techniques which take into account appropriate factors such as the institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities and are typically categorized as Level 2 in the fair value hierarchy.

Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event, are valued pursuant to procedures adopted by the Trusts’ Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio or Emerging Market Fund include governmental actions, natural disasters, and armed conflicts. Fair value pricing may require subjective determinations about the value of a security. While the Portfolios and Emerging Markets Funds Trusts’ policy is intended to result in a calculation of a Portfolio’s or Emerging Market Fund’s net asset value (“NAV”) that fairly reflects security values as of the time of pricing, the Portfolios or Emerging Market Funds Trust cannot ensure that fair values determined would accurately reflect the price that a Portfolio or Emerging Market Fund could obtain for a security if it were to dispose of that security as of the time of pricing. The prices used by a Portfolio or Emerging Market Fund may differ from the value that would be released if the securities were sold and the differences could be material to the financial statements.

In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Emerging Markets Funds’ NAVs are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When an Emerging Market Fund uses such a valuation model, the value assigned to the Emerging Market Fund’s foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges and are typically categorized as Level 2 in the fair value hierarchy. The valuation of these securities may represent a transfer between Levels 1 and 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the Emerging Market Funds to a significant extent.

Money Market Funds

Investments of the Money Market Funds are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, which approximates fair value, and are typically categorized as Level 2 in the fair value hierarchy. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method that may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Money Market Fund holding the instrument would receive if it sold the instrument. The fair value of securities in the Money Market Funds can be expected to vary with changes in prevailing interest rates.

Investments in other money market funds are priced at net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

As of the beginning and end of the quarter ended July 31, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of July 31, 2014 in valuing the Funds’ and Portfolios’ investments based upon the three levels defined above. The breakdown of investment categorization is disclosed in the Funds’ and Portfolios’ Schedules.

Growth Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Portfolio(a)	–	75,490,344	–	75,490,344
Total Investment Securities	–	75,490,344	–	75,490,344

Opportunity Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Portfolio(a)	–	16,868,741	–	16,868,741
Total Investment Securities	–	16,868,741	–	16,868,741

Prime Money Market Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Certificates of Deposit	–	2,250,756,468	–	2,250,756,468
Commercial Paper and Notes	–	1,370,596,228	–	1,370,596,228
Corporate Obligations	–	277,308,909	–	277,308,909
Yankee Dollars	–	97,925,847	–	97,925,847
U.S. Treasury Obligations	–	175,473,599	–	175,473,599
Time Deposits	–	795,000,000	–	795,000,000
Total Investment Securities	–	4,967,061,051	–	4,967,061,051

U.S. Government Money Market Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
U.S. Government and Government Agency Obligations	–	2,471,660,532	–	2,471,660,532
U.S. Treasury Obligations	–	381,973,243	–	381,973,243
Repurchase Agreements	–	1,900,000,000	–	1,900,000,000
Total Investment Securities	–	4,753,633,775	–	4,753,633,775

U.S. Treasury Money Market Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
U.S. Treasury Obligations	–	1,846,324,953	–	1,846,324,953
Total Investment Securities	–	1,846,324,953	–	1,846,324,953

Aggressive Strategy Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Investment Companies	290,298	–	–	290,298
Affiliated Portfolios(a)	–	2,104,399	–	2,104,399
Unaffiliated Investment Companies	8,058,400	–	–	8,058,400
Exchange Traded Funds	7,882,400	–	–	7,882,400
Total Investment Securities	16,231,098	2,104,399	–	18,335,497

Balanced Strategy Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Investment Companies	5,371,973	–	–	5,371,973
Affiliated Portfolios(a)	–	3,987,105	–	3,987,105
Unaffiliated Investment Companies	23,350,995	–	–	23,350,995
Exchange Traded Funds	15,619,058	–	–	15,619,058
Total Investment Securities	44,342,026	3,987,105	–	48,329,131

Moderate Strategy Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Investment Companies	5,527,582	–	–	5,527,582
Affiliated Portfolios(a)	–	2,407,805	–	2,407,805
Unaffiliated Investment Companies	24,789,168	–	–	24,789,168
Exchange Traded Funds	10,547,009	–	–	10,547,009
Total Investment Securities	40,863,759	2,407,805	–	43,271,564

Conservative Strategy Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Investment Companies	2,618,864	–	–	2,618,864
Affiliated Portfolios(a)	–	692,924	–	692,924
Unaffiliated Investment Companies	13,570,894	–	–	13,570,894
Exchange Traded Funds	3,307,687	–	–	3,307,687
Total Investment Securities	19,497,445	692,924	–	20,190,369

Income Strategy Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Investment Companies	150,070	–	–	150,070
Unaffiliated Investment Companies	1,194,554	–	–	1,194,554
Exchange Traded Fund	12,922	–	–	12,922
Total Investment Securities	1,357,546	–	–	1,357,546

Emerging Markets Debt Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Yankee Dollars	–	34,796,375	–	34,796,375
Corporate Obligation	–	11,833	–	11,833
Investment Company	7,019,040	–	–	7,019,040
U.S. Treasury Obligations	–	1,564,199	–	1,564,199
Total Investment Securities	7,019,040	36,372,407	–	43,391,447
Other Financial Instruments:
Credit Default Swaps	–	52,878	–	52,878
Forward Currency Contracts	–	28,290	–	28,290
Total Investments	7,019,040	36,453,575	–	43,472,615

Emerging Markets Local Debt Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Foreign Bonds	–	28,332,778	–	28,332,778
Yankee Dollars	–	972,699	–	972,699
Investment Company	6,610,082	–	–	6,610,082
Total Investment Securities	6,610,082	29,305,477	–	35,915,559
Other Financial Instruments:
Interest Rate Swaps	–	(60,494)	–	(60,494)
Forward Currency Contracts	–	116,763	–	116,763
Total Investments	6,610,082	29,361,746	–	35,971,828

Frontier Markets Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Common Stocks
Banks	14,849,495	56,894,124	–	71,743,619
Other Common Stocks	–	86,347,851	–	86,347,851
Convertible Corporate Bonds	–	131,109	–	131,109
Warrants	–	1	– (c)	1
Participatory Notes	–	32,416,456	–	32,416,456
Investment Company	9,986,521	–	–	9,986,521
Rights	–	97,660	–	97,660
Total Investment Securities	24,836,016	175,887,201	–	200,723,217
Other Financial Instruments: (b)
Forward Currency Contracts	–	(253)	–	(253)
Total Investments	24,836,016	175,886,948	–	200,722,964

Total Return Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Foreign Bonds	–	3,531,787	–	3,531,787
Yankee Dollars	–	364,870,134	–	364,870,134
Investment Company	521,852,766	–	–	521,852,766
Total Investment Securities	521,852,766	368,401,921	–	890,254,687
Other Financial Instruments:
Interest Rate Swaps	–	606,681	–	606,681
Credit Default Swaps	–	433,443	–	433,443
Forward Currency Contracts	–	4,041,525	–	4,041,525
Total Investments	521,852,766	373,483,570	–	895,336,336

RMB Fixed Income Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Foreign Bonds	–	12,691,343	–	12,691,343
Investment Company	236,043	–	–	236,043
Total Investment Securities	236,043	12,691,343	–	12,927,386

(a)	Investments in Affiliated Portfolios represent ownership interests in the Portfolios. Due to the Funds' master-feeder structure, the inputs used for valuing the instruments are categorized as Level 2.
(b)	Other financial instruments would include any derivative instruments, such as forward foreign currency contracts and swap agreements.
(c)	Security was received as part of a private placement offering. The underlying stock price is trading significantly below the strike price of the warrants and the warrants are non-transferable. Security valued at $0 in good faith pursuant to procedures approved by the Board of Trustees as of July 31, 2014.

The only transfers between levels as of July 31, 2014 are related to the use of the systematic valuation model to value foreign securities in the Frontier Markets Fund.

4. Investment Risks:

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities. Foreign securities, including those of emerging and frontier market issuers, are subject to additional risks, including international trade, political and regulatory risks.

Emerging Markets Risk: The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed markets. The less developed the country, the greater effect the risks may have in an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

Frontier Market Countries Risk: Frontier market countries generally have smaller economies and even less developed capital markets or legal and political systems than traditional emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of: the potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

Concentration of Credit Risk: The RMB Fixed Income Fund is likely to be more volatile than the performance of other mutual funds due to its focused investment in instruments having exposure to China. Because the Fund concentrates its investments in China, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and to be more volatile than the performance of more geographically diversified funds.

Derivatives Risk: The term “derivatives” covers a broad range of investments, including futures and currency forwards. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance a Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by a Fund. The success of Fund’s derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, index or rate. Certain derivative positions may be difficult to close out when a Fund’s portfolio manager may believe it would be appropriate to do so. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements may also subject a Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund’s value to decrease. Swap agreements may also be considered illiquid.

5. Federal Income Tax Information:

At July 31, 2014, the cost basis of securities (which excludes investments in Affiliated Portfolios) for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
Fund	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation) ($)
Prime Money Market Fund	4,967,061,051	-	-	-
U.S. Government Money Market Fund	4,753,655,335	-	(21,560)	(21,560)
U.S. Treasury Money Market Fund	1,846,324,953	-	-	-
Aggressive Strategy Fund	13,868,812	2,417,526	(55,240)	2,362,286
Balanced Strategy Fund	40,535,583	4,731,712	(925,269)	3,806,443
Moderate Strategy Fund	38,646,782	3,234,318	(1,017,341)	2,216,977
Conservative Strategy Fund	18,891,664	1,024,922	(419,141)	605,781
Income Strategy Fund	1,355,643	26,061	(24,158)	1,903
Emerging Markets Debt Fund	41,657,173	1,887,033	(152,759)	1,734,274
Emerging Markets Local Debt Fund	37,101,745	383,318	(1,569,504)	(1,186,186)
Frontier Markets Fund	184,656,955	18,548,125	(2,481,863)	16,066,262
Total Return Fund	886,581,962	6,306,784	(2,634,059)	3,672,725
RMB Fixed Income Fund	12,778,122	191,116	(41,852)	149,264
Growth Portfolio	57,832,564	23,889,691	(377,168)	23,512,523
Opportunity Portfolio	182,472,941	36,763,774	(4,696,723)	32,067,051

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC Funds

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	September 26, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	September 26, 2014

By (Signature and Title)	/s/ Scott Rhodes
Scott Rhodes, Treasurer

Date	September 26, 2014